Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Jan. 31, 2012 Series A Common Shares	Jan. 31, 2012 Common Shares
Entity Registrant Name	United States Cellular Corporation
Entity Central Index Key	0000821130
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 662,001,194
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	USM
Entity Common Stock, Shares Outstanding			33,006,000	51,558,000

Consolidated Statement Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues
Service	$ 4,053,797	$ 3,913,001	$ 3,927,128
Equipment sales	289,549	264,680	286,752
Total operating revenues	4,343,346	4,177,681	4,213,880
Operating expenses
System operations (excluding Depreciation, amortization and accretion reported below)	929,379	854,931	802,854
Cost of equipment sold	782,300	742,981	742,993
Selling, general and administrative (including charges from affiliates of $104.1 million, $107.5 million and $114.8 million in 2011, 2010 and 2009)	1,779,203	1,796,624	1,747,404
Depreciation, amortization and accretion	573,557	570,955	564,935
Loss on impairment of intangible assets			14,000
(Gain) loss on asset disposals and exchanges, net	(1,873)	10,717	16,169
Total operating expenses	4,062,566	3,976,208	3,888,355
Operating income	280,780	201,473	325,525
Investment and other income (expense)
Equity in earnings of unconsolidated entities	83,566	97,318	96,800
Interest and dividend income	3,395	3,808	3,597
Gain on investment	11,373
Interest expense	(65,614)	(61,555)	(78,199)
Other, net	(678)	72	1,442
Total investment and other income (expense)	32,042	39,643	23,640
Income before income taxes	312,822	241,116	349,165
Income tax expense	114,078	81,958	117,850
Net income	198,744	159,158	231,315
Less: Net income attributable to noncontrolling interests, net of tax	(23,703)	(23,084)	(21,768)
Net income attributable to U.S. Cellular shareholders	$ 175,041	$ 136,074	$ 209,547
Basic weighted average shares outstanding	84,877	86,128	86,946
Basic earnings per share attributable to U.S. Cellular shareholders	$ 2.06	$ 1.58	$ 2.41
Diluted weighted average shares outstanding	85,335	86,518	87,168
Diluted earnings per share attributable to U.S. Cellular shareholders	$ 2.05	$ 1.57	$ 2.4

Consolidated Statement Of Operations Parenthetical (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating expenses
Selling, general and administrative (including charges from affiliates of $104.1 million, $107.5 million and $114.8 million in 2011, 2010 and 2009)	$ 104.1	$ 107.5	$ 114.8

Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 198,744	$ 159,158	$ 231,315
Add (deduct) adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization and accretion	573,557	570,955	564,935
Bad debts expense	62,157	76,292	107,991
Stock-based compensation expense	20,183	18,044	16,362
Deferred income taxes, net	203,264	73,727	47,260
Equity in earnings of unconsolidated entities	(83,566)	(97,318)	(96,800)
Distributions from unconsolidated entities	91,768	100,359	91,105
Loss on impairment of intangible assets			14,000
(Gain) loss on asset disposals and exchanges, net	(1,873)	10,717	16,169
Gain on investment	(11,373)
Noncash interest expense	10,040	2,540	2,442
Other operating activities	102	(2,483)	(24)
Changes in assets and liabilities from operations
Accounts receivable	(82,175)	(75,252)	(114,646)
Inventory	(14,640)	40,277	(35,992)
Accounts payable - trade	28,410	(52,568)	36,195
Accounts payable - affiliate	1,392	(3,940)	5,119
Customer deposits and deferred revenues	34,927	6,180	(9,921)
Accrued taxes	(39,984)	(70,057)	48,218
Accrued interest	225	204	(2,121)
Other assets and liabilities	(3,296)	77,552	(49,798)
Cash flows from operating activities	987,862	834,387	871,809
Cash flows from investing activities
Cash used for additions to property, plant and equipment	(771,798)	(569,323)	(530,769)
Cash received from divestitures			50
Cash paid for acquisitions and licenses	(23,773)	(17,101)	(16,027)
Cash paid for investments	(110,000)	(250,250)	(450)
Cash received for investments	145,250	60,330	120
Other investing activities	718	(953)	1,614
Cash flows from investing activities	(759,603)	(777,297)	(545,462)
Cash flows from financing activities
Repayment of long-term debt	(330,338)	(316)	(140,236)
Issuance of long-term debt	342,000
Common shares reissued for benefit plans, net of tax payments	1,935	509	(82)
Common shares repurchased	(62,294)	(52,827)	(33,585)
Payment of debt issuance costs	(11,400)	(2,229)	(4,421)
Distributions to noncontrolling interests	(21,094)	(19,631)	(18,426)
Payments to acquire additional interest in subsidiaries		(8,786)	(285)
Other financing activities	172	114	93
Cash flows from financing activities	(81,019)	(83,166)	(196,942)
Net increase (decrease) in cash and cash equivalents	147,240	(26,076)	129,405
Cash and cash equivalents
Beginning of period	276,915	302,991	173,586
End of period	$ 424,155	$ 276,915	$ 302,991

Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 424,155	$ 276,915
Short-term investments	127,039	146,586
Accounts receivable
Customers and agents, less allowances of $21,337 and $24,455, respectively	341,439	331,452
Roaming	36,557	37,218
Affiliated	621	226
Other, less allowances of $2,200 and $1,361, respectively	63,204	55,123
Inventory	127,056	112,279
Income taxes receivable	74,791	41,397
Prepaid expenses	55,980	53,356
Net deferred income tax asset	31,905	26,757
Other current assets	10,096	10,804
Total current assets	1,292,843	1,092,113
Assets held for sale	49,647
Investments
Licenses	1,470,769	1,452,101
Goodwill	494,737	494,737
Customer lists, net of accumulated amortization of $96,597 and $96,153, respectively	314	759
Investments in unconsolidated entities	138,096	160,847
Notes and interest receivable - long-term	1,921	4,070
Long-term investments	30,057	46,033
Total investments	2,135,894	2,158,547
Property, plant and equipment
In service and under construction	7,008,449	6,340,537
Less: Accumulated depreciation	4,218,147	3,766,015
Property, plant and equipment, net	2,790,302	2,574,522
Other assets and deferred charges	59,290	50,367
Total assets	6,327,976	5,875,549
Current liabilities
Current portion of long-term debt	127	101
Accounts payable
Affiliated	12,183	10,791
Trade	303,779	264,090
Customer deposits and deferred revenues	181,355	146,428
Accrued taxes	34,095	39,299
Accrued compensation	69,551	65,952
Other current liabilities	121,190	121,823
Total current liabilities	722,280	648,484
Liabilities held for sale	1,051
Deferred liabilities and credits
Net deferred income tax liability	799,190	583,444
Other deferred liabilities and credits	248,213	234,855
Long-term debt	880,320	867,941
Commitments and contingencies
Noncontrolling interests with redemption features	1,005	855
U.S. Cellular shareholders' equity
Series A Common and Common Shares	88,074	88,074
Additional paid-in capital	1,387,341	1,368,487
Treasury Shares, at cost	(152,817)	(105,616)
Retained earnings	2,297,363	2,135,507
Total U.S. Cellular shareholders' equity	3,619,961	3,486,452
Noncontrolling interests	55,956	53,518
Total equity	3,675,917	3,539,970
Total liabilities and equity	6,327,976	5,875,549
Series A Common Shares
U.S. Cellular shareholders' equity
Series A Common and Common Shares	33,006	33,006
Common Shares
U.S. Cellular shareholders' equity
Series A Common and Common Shares	$ 55,068	$ 55,068

Consolidated Balance Sheet Parenthetical (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Customers and agents, less allowances of $21,337 and $24,455, respectively	$ 21,337	$ 24,455
Other, less allowances of $2,200 and $1,361, respectively	2,200	1,361
Investments
Customer lists, net of accumulated amortization of $96,597 and $96,153, respectively	96,597	96,153
U.S. Cellular shareholders' equity
Shares authorized	190,000	190,000
Shares issued	88,074	88,074
Shares outstanding	84,557	85,547
Par value	88,074	88,074
Treasury shares	3,517	2,527
Common Shares
U.S. Cellular shareholders' equity
Shares authorized	140,000	140,000
Shares issued	55,068	55,068
Shares outstanding	51,551	52,541
Par value per share	$ 1	$ 1
Par value	55,068	55,068
Treasury shares	3,517	2,527
Series A Common Shares
U.S. Cellular shareholders' equity
Shares authorized	50,000	50,000
Shares issued	33,006	33,006
Shares outstanding	33,006	33,006
Par value per share	$ 1	$ 1
Par value	$ 33,006	$ 33,006

Consolidated Statement of Changes in Equity (USD $) In Thousands, unless otherwise specified	Total	Series A Common and Common Shares	Additional Paid-In Capital	Treasury Shares	Retained Earnings	Total U.S. Cellular Shareholders' Equity	Noncontrolling Interests
Beginning balance at Dec. 31, 2008	$ 3,247,906	$ 88,074	$ 1,340,146	$ (50,258)	$ 1,821,377	$ 3,199,339	$ 48,567
Add (deduct)
Net income attributable to U.S. Cellular shareholders	209,547				209,547	209,547
Net income attributable to noncontrolling interests classified as equity	21,630						21,630
Repurchase of Common Shares	(33,585)			(33,585)		(33,585)
Incentive and compensation plans	500		1,445	14,227	(15,172)	500
Adjust investment in subsidiaries for noncontrolling interest purchases	(198)		(128)			(128)	(70)
Stock-based compensation awards	16,362		16,362			16,362
Tax windfall (shortfall) from stock awards	(1,503)		(1,503)			(1,503)
Distributions to noncontrolling interests	(18,426)						(18,426)
Ending balance at Dec. 31, 2009	3,442,233	88,074	1,356,322	(69,616)	2,015,752	3,390,532	51,701
Add (deduct)
Net income attributable to U.S. Cellular shareholders	136,074				136,074	136,074
Net income attributable to noncontrolling interests classified as equity	22,992						22,992
Repurchase of Common Shares	(52,827)			(52,827)		(52,827)
Incentive and compensation plans	1,114		606	16,827	(16,319)	1,114
Adjust investment in subsidiaries for noncontrolling interest purchases	(5,812)		(4,268)			(4,268)	(1,544)
Stock-based compensation awards	18,044		18,044			18,044
Tax windfall (shortfall) from stock awards	(2,217)		(2,217)			(2,217)
Distributions to noncontrolling interests	(19,631)						(19,631)
Ending balance at Dec. 31, 2010	3,539,970	88,074	1,368,487	(105,616)	2,135,507	3,486,452	53,518
Add (deduct)
Net income attributable to U.S. Cellular shareholders	175,041				175,041	175,041
Net income attributable to noncontrolling interests classified as equity	23,532						23,532
Repurchase of Common Shares	(62,294)			(62,294)		(62,294)
Incentive and compensation plans	1,965		57	15,093	(13,185)	1,965
Stock-based compensation awards	20,183		20,183			20,183
Tax windfall (shortfall) from stock awards	(1,386)		(1,386)			(1,386)
Distributions to noncontrolling interests	(21,094)						(21,094)
Ending balance at Dec. 31, 2011	$ 3,675,917	$ 88,074	$ 1,387,341	$ (152,817)	$ 2,297,363	$ 3,619,961	$ 55,956

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Summary of Significant Accounting Policies and Recent Accounting Pronouncements

NOTE 1 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS

United States Cellular Corporation (“U.S. Cellular”), a Delaware Corporation, is an 84%-owned subsidiary of Telephone and Data Systems, Inc. (“TDS”).

Nature of Operations

U.S. Cellular owns, operates and invests in wireless systems throughout the United States. As of December 31, 2011, U.S. Cellular served 5.9 million customers. U.S. Cellular operates as one reportable segment.

Principles of Consolidation

The accounting policies of U.S. Cellular conform to accounting principles generally accepted in the United States of America (“GAAP”) as set forth in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”). Unless otherwise specified, references to accounting provisions and GAAP in these notes refer to the requirements of the FASB ASC. The consolidated financial statements include the accounts of U.S. Cellular, its majority-owned subsidiaries, general partnerships in which U.S. Cellular has a majority partnership interest and variable interest entities (“VIEs”) in which U.S. Cellular is the primary beneficiary. Both VIE and primary beneficiary represent terms defined by GAAP. Prior to January 1, 2010, the primary beneficiary of a VIE was the entity that recognized a majority of a VIE's expected gains or losses, as determined based on a quantitative model. Effective January 1, 2010, new provisions under GAAP related to accounting for VIEs provide for a more qualitative assessment in determining the primary beneficiary of a VIE. The revised consolidation guidance related to VIEs effective January 1, 2010 did not change U.S. Cellular's consolidated reporting entities. The Consolidated Statement of Comprehensive Income was not included because comprehensive income for the years ended December 31, 2011, 2010 and 2009 equaled net income.

All material intercompany accounts and transactions have been eliminated.

Reclassifications

Certain prior year amounts have been reclassified to conform to the 2011 financial statement presentation. These reclassifications did not affect consolidated net income attributable to U.S. Cellular shareholders, cash flows, assets, liabilities or equity for the years presented.

Business Combinations

U.S. Cellular accounts for business combinations at fair value in accordance with the acquisition method. This method requires that the acquirer recognize 100% of the acquiree's assets and liabilities at their fair values on the acquisition date for all acquisitions, whether full or partial. In addition, transaction costs related to acquisitions are expensed.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and (b) the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. Significant estimates are involved in accounting for Goodwill and indefinite-lived intangible assets, Depreciation, amortization and accretion, allowance for doubtful accounts, loyalty reward points, and income taxes.

Cash and Cash Equivalents

Cash and cash equivalents include cash and short-term, highly liquid investments with original maturities of three months or less.

Short-Term and Long-Term Investments

As of December 31, 2011 and 2010, U.S. Cellular had $127.0 million and $146.6 million in Short-term investments and $30.1 million and $46.0 million in Long-term investments, respectively. Short-term and Long-term investments consist of certificates of deposit (short-term only), U.S. treasuries and corporate notes, all of which are designated as held-to-maturity investments, and are recorded at amortized cost in the Consolidated Balance Sheet. The corporate notes are guaranteed by the Federal Deposit Insurance Corporation. For these investments, U.S. Cellular's objective is to earn a higher rate of return on funds that are not anticipated to be required to meet liquidity needs in the near term, while maintaining a low level of investment risk. See Note 4—Fair Value Measurements for additional details on Short-term and Long-term investments.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable primarily consist of amounts owed by customers for wireless services and equipment sales, by agents for sales of equipment to them and by other wireless carriers whose customers have used U.S. Cellular's wireless systems.

The allowance for doubtful accounts is the best estimate of the amount of probable credit losses related to existing accounts receivable. The allowance is estimated based on historical experience and other factors that could affect collectability. Accounts receivable balances are reviewed on either an aggregate or individual basis for collectability depending on the type of receivable. When it is probable that an account balance will not be collected, the account balance is charged against the allowance for doubtful accounts. U.S. Cellular does not have any off-balance sheet credit exposure related to its customers.

The changes in the allowance for doubtful accounts during the years ended December 31, 2011, 2010 and 2009 were as follows:

	2011	2010	2009
(Dollars in thousands)
Beginning balance	$25,816	$26,624	$8,372
Additions, net of recoveries	62,157	76,292	107,991
Deductions	(64,436)	(77,100)	(89,739)
Ending balance	$23,537	$25,816	$26,624

Inventory

Inventory primarily consists of wireless devices stated at the lower of cost or market, with cost determined using the first-in, first-out method and market determined by replacement costs or estimated net realizable value.

Fair Value Measurements

Under the provisions of GAAP, fair value is a market-based measurement and not an entity-specific measurement, based on an exchange transaction in which the entity sells an asset or transfers a liability (exit price). The provisions also establish a fair value hierarchy that contains three levels for inputs used in fair value measurements. Level 1 inputs include quoted market prices for identical assets or liabilities in active markets. Level 2 inputs include quoted market prices for similar assets and liabilities in active markets or quoted market prices for identical assets and liabilities in inactive markets. Level 3 inputs are unobservable.

Licenses

Licenses consist of costs incurred in acquiring Federal Communications Commission (“FCC”) licenses to provide wireless service. These costs include amounts paid to license applicants and owners of interests in entities awarded licenses and all direct and incremental costs related to acquiring the licenses.

U.S. Cellular has determined that wireless licenses are indefinite-lived intangible assets and, therefore, not subject to amortization based on the following factors:

  Radio spectrum is not a depleting asset.
  The ability to use radio spectrum is not limited to any one technology.
  U.S. Cellular and its consolidated subsidiaries are licensed to use radio spectrum through the FCC licensing process, which enables licensees to utilize specified portions of the spectrum for the provision of wireless service.
  U.S. Cellular and its consolidated subsidiaries are required to renew their FCC licenses every ten years or, in some cases, every fifteen years. To date, all of U.S. Cellular's license renewal applications have been granted by the FCC. Generally, license renewal applications filed by licensees otherwise in compliance with FCC regulations are routinely granted. If, however, a license renewal application is challenged either by a competing applicant for the license or by a petition to deny the renewal application, the license will be renewed if the licensee can demonstrate its entitlement to a “renewal expectancy.” Licensees are entitled to such an expectancy if they can demonstrate to the FCC that they have provided “substantial service” during their license term and have “substantially complied” with FCC rules and policies. U.S. Cellular believes that it is probable that its future license renewal applications will be granted.

Goodwill

U.S. Cellular has goodwill as a result of its acquisitions of wireless businesses. Such goodwill represents the excess of the total purchase price over the fair value of net assets acquired in these transactions.

Goodwill and Licenses Impairment Assessment

Goodwill and licenses must be assessed for impairment annually or more frequently if events or changes in circumstances indicate that such assets might be impaired. U.S. Cellular performs its annual impairment assessment of goodwill and licenses as of November 1 of each year.

The impairment test for goodwill is a two-step process. The first step compares the fair value of the reporting unit to its carrying value. If the carrying amount exceeds the fair value, the second step of the test is performed to measure the amount of impairment loss, if any. The second step compares the implied fair value of reporting unit goodwill with the carrying amount of that goodwill. To calculate the implied fair value of goodwill in this second step, an enterprise allocates the fair value of the reporting unit to all of the assets and liabilities of that reporting unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value was the price paid to acquire the reporting unit. The excess of the fair value of the reporting unit over the amount assigned to the assets and liabilities of the reporting unit is the implied fair value of goodwill. If the carrying amount of goodwill exceeds the implied fair value of goodwill, an impairment loss is recognized for that difference.

The impairment test for an indefinite-lived intangible asset other than goodwill consists of comparing the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized for the difference.

Quoted market prices in active markets are the best evidence of fair value of an intangible asset or reporting unit and are used when available. If quoted market prices are not available, the estimate of fair value is based on the best information available, including prices for similar assets and the use of other valuation techniques. Other valuation techniques include present value analysis, multiples of earnings or revenues, or similar performance measures. The use of these techniques involve assumptions by management about factors that are uncertain including future cash flows, the appropriate discount rate, and other inputs. Different assumptions for these inputs could create materially different results.

U.S. Cellular tests goodwill for impairment at the level of reporting referred to as a reporting unit. For purposes of its impairment testing of goodwill in 2011 and 2010, U.S. Cellular identified five reporting units. The five reporting units represent five geographic groupings of FCC licenses, representing five geographic service areas.

A discounted cash flow approach was used to value each reporting unit for purposes of the goodwill impairment review by using value drivers and risks specific to the current industry and economic markets. The cash flow estimates incorporated assumptions that market participants would use in their estimates of fair value. Key assumptions made in this process were the discount rate, estimated expected revenue growth rate, projected capital expenditures and the terminal growth rate.

U.S. Cellular tests licenses for impairment at the level of reporting referred to as a unit of accounting. For purposes of its 2011 impairment testing of licenses, U.S. Cellular separated its FCC licenses into twelve units of accounting based on geographic service areas. Seven of these twelve units of accounting represented geographic groupings of licenses which, because they were not being utilized and, therefore, were not expected to generate cash flows from operating activities in the foreseeable future, were considered separate units of accounting for purposes of impairment testing. For purposes of its 2010 impairment testing of licenses, U.S. Cellular separated its FCC licenses into eighteen units of accounting based on geographic service areas. Thirteen of these eighteen units of accounting represented geographic groupings of licenses which, because they were not being utilized and, therefore, were not expected to generate cash flows from operating activities in the foreseeable future, were considered separate units of accounting for purposes of impairment testing. The change in units of accounting between 2011 and 2010 reflects additional network build-out.

U.S. Cellular estimates the fair value of built licenses for purposes of impairment testing using the build-out method. The build-out method estimates the fair value of licenses by calculating future cash flows from a hypothetical start-up wireless company and assuming that the only assets available upon formation are the underlying licenses. To apply this method, a hypothetical build-out of the company's wireless network, infrastructure, and related costs are projected based on market participant information. Calculated cash flows, along with a terminal value, are discounted to the present and summed to determine the estimated fair value.

For units of accounting which consist of unbuilt licenses, U.S. Cellular prepares estimates of fair value by reference to prices paid in recent auctions and market transactions where available. If such information is not available, the fair value of the unbuilt licenses is assumed to change by the same percentage, and in the same direction, that the fair value of built licenses measured using the build-out method changed during the period.

Investments in Unconsolidated Entities

Investments in unconsolidated entities consist of amounts invested in wireless entities in which U.S. Cellular holds a noncontrolling interest. U.S. Cellular follows the equity method of accounting for such investments in which its ownership interest equals or exceeds 20% for corporations and equals or exceeds 3% for partnerships and limited liability companies. The cost method of accounting is followed for such investments in which U.S. Cellular's ownership interest is less than 20% for corporations and is less than 3% for partnerships and limited liability companies and for investments for which U.S. Cellular does not have the ability to exercise significant influence.

For its equity method investments for which financial information is readily available, U.S. Cellular records its equity in the earnings of the entity in the current period. For its equity method investments for which financial information is not readily available, U.S. Cellular records its equity in the earnings of the entity on a one quarter lag basis.

Property, Plant and Equipment

U.S. Cellular's Property, plant and equipment is stated at the original cost of construction or purchase including capitalized costs of certain taxes, payroll-related expenses, interest and estimated costs to remove the assets.

Expenditures that enhance the productive capacity of assets in service or extend their useful lives are capitalized and depreciated. Expenditures for maintenance and repairs of assets in service are charged to System operations expense or Selling, general and administrative expense, as applicable. Retirements and disposals of assets are recorded by removing the original cost of the asset (along with the related accumulated depreciation) from plant in service and charging it, together with removal cost less any salvage realized, to (Gain) loss on asset disposals and exchanges, net.

Costs of developing new information systems are capitalized and amortized over their expected economic useful lives.

Depreciation

Depreciation is provided using the straight-line method over the estimated useful life of the assets.

U.S. Cellular depreciates leasehold improvement assets associated with leased properties over periods ranging from one to thirty years; such periods approximate the shorter of the assets' economic lives or the specific lease terms.

Useful lives of specific assets are reviewed throughout the year to determine if changes in technology or other business changes would warrant accelerating the depreciation of those specific assets. U.S. Cellular did not materially change the useful lives of its property, plant and equipment in 2011, 2010 or 2009.

Impairment of Long-lived Assets

U.S. Cellular reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the assets might be impaired. The impairment test for tangible long-lived assets is a two-step process. The first step compares the carrying value of the asset (or asset group) with the estimated undiscounted cash flows over the remaining asset (or asset group) life. If the carrying value of the asset (or asset group) is greater than the undiscounted cash flows, the second step of the test is performed to measure the amount of impairment loss. The second step compares the carrying value of the asset to its estimated fair value. If the carrying value exceeds the estimated fair value (less cost to sell), an impairment loss is recognized for the difference.

Quoted market prices in active markets are the best evidence of fair value of a tangible long-lived asset and are used when available. If quoted market prices are not available, the estimate of fair value is based on the best information available, including prices for similar assets and the use of other valuation techniques. A present value analysis of cash flow scenarios is often the best available valuation technique. The use of this technique involves assumptions by management about factors that are uncertain including future cash flows, the appropriate discount rate, and other inputs. Different assumptions for these inputs could create materially different results.

Agent Liabilities

U.S. Cellular has relationships with agents, which are independent businesses that obtain customers for U.S. Cellular. At December 31, 2011 and 2010, U.S. Cellular had accrued $75.3 million and $71.3 million, respectively, for amounts due to agents. This amount is included in Other current liabilities in the Consolidated Balance Sheet.

Other Assets and Deferred Charges

Other assets and deferred charges include legal and other charges related to U.S. Cellular's various borrowing instruments, and are amortized over the respective term of each instrument. The amounts for deferred charges included in the Consolidated Balance Sheet at December 31, 2011 and 2010, are shown net of accumulated amortization of $9.6 million and $11.9 million, respectively.

Asset Retirement Obligations

U.S. Cellular operates cell sites, retail stores and office spaces in its operating markets. A majority of these sites, stores and office spaces are leased. Most of these leases contain terms which require or may require U.S. Cellular to return the leased property to its original condition at the lease expiration date.

U.S. Cellular accounts for asset retirement obligations by recording the fair value of a liability for legal obligations associated with an asset retirement in the period in which the obligations are incurred. At the time the liability is incurred, U.S. Cellular records a liability equal to the net present value of the estimated cost of the asset retirement obligation and increases the carrying amount of the related long-lived asset by an equal amount. The liability is accreted to its present value over a period ending with the estimated settlement date of the respective asset retirement obligation. The carrying amount of the long-lived asset is depreciated over the useful life of the asset. Upon settlement of the obligation, any difference between the cost to retire the asset and the recorded liability (including accretion of discount) is recognized in the Consolidated Statement of Operations.

Treasury Shares

Common Shares repurchased by U.S. Cellular are recorded at cost as treasury shares and result in a reduction of equity. Treasury shares are reissued as part of U.S. Cellular's stock-based compensation programs. When treasury shares are reissued, U.S. Cellular determines the cost using the first-in, first-out cost method. The difference between the cost of the treasury shares and reissuance price is included in Additional paid-in capital or Retained earnings.

Revenue Recognition

Revenues from wireless operations consist primarily of:

  Charges for access, airtime, roaming, long distance, data and other value added services provided to U.S. Cellular's retail customers and to end users through third-party resellers;
  Charges to carriers whose customers use U.S. Cellular's systems when roaming;
  Sales of equipment and accessories;
  Amounts received from the Universal Service Fund (“USF”) in states where U.S. Cellular has been designated an Eligible Telecommunications Carrier (“ETC”); and
  Redemptions of loyalty reward points for products or services.

Revenues related to wireless services and other value added services are recognized as services are rendered. Revenues billed in advance or in arrears of the services being provided are estimated and deferred or accrued, as appropriate.

Revenues from sales of equipment and accessories are recognized when title and risk of loss passes to the agent or end-user customer.

In October 2009, the FASB issued Accounting Standards Update No. 2009-13, Multiple Deliverable Revenue Arrangements—a consensus of FASB Emerging Issues Task Force ("ASU 2009-13"). ASU 2009-13 provides for less restrictive separation criteria that must be met for a deliverable to be considered a separate unit of accounting. Additionally, under this Standard, there is a hierarchy for determining the selling price of a unit of accounting and consideration must be allocated using a relative-selling price method. U.S. Cellular was required to adopt the provisions of ASU 2009-13 on January 1, 2011, however elected to adopt the provisions as of October 1, 2010 on a retroactive basis to January 1, 2010. The adoption of ASU 2009-13 on October 1, 2010 had no impact on any previously reported financial statement amounts for 2010 interim periods.

U.S. Cellular allocates revenue to each element of these service offerings accounted for under ASU 2009-13 using the relative selling price method. Under this method, arrangement consideration, which consists of the amounts billed to the customer net of any cash-based discounts, are allocated to each element on the basis of their relative selling price, on a stand-alone basis. Such stand-alone selling price is determined in accordance with the following hierarchy:

  U.S. Cellular-specific objective evidence of stand-alone selling price, if available; otherwise
  Third-party evidence of selling price, if it is determinable; otherwise
  A best estimate of stand-alone selling price.

U.S. Cellular estimates stand-alone selling prices of the elements of its service offerings as follows:

  Wireless services – Based on the actual selling price U.S. Cellular offers when such plan is sold on a stand-alone basis, or if the plan is not sold on a stand-alone basis, U.S. Cellular's estimate of the price of such plan based on similar plans that are sold on a stand-alone basis.
  Wireless devices – Based on the selling price of the respective wireless device when it is sold on a stand-alone basis.
  Phone Replacement – Based on U.S. Cellular's estimate of the price of this service if it were sold on a stand-alone basis, which was calculated by estimating the cost of this program plus a reasonable margin.
  Loyalty reward points – By estimating the retail price of the products and services for which points may be redeemed and dividing such amount by the number of loyalty points required to receive such products and services. This is calculated on a weighted average basis and requires U.S. Cellular to estimate the percentage of loyalty points that will be redeemed for each product or service.

U.S. Cellular follows the deferred revenue method of accounting for its loyalty reward program. Under this method, revenue allocated to loyalty reward points is fully deferred as U.S. Cellular does not have sufficient historical data in which to estimate any portion of loyalty reward points that will not be redeemed. Revenue is recognized at the time of customer redemption or when such points have been depleted via a maintenance charge. U.S. Cellular periodically reviews and will revise the redemption and depletion rates as appropriate based on history and related future expectations.

The adoption of ASU 2009-13 required U.S. Cellular to defer the recognition of revenue related to amounts billed to customers that are attributed to loyalty reward points, and therefore impacted the timing of revenue recognition related to such service offerings. As of December 31, 2011 and 2010, $38.9 million and $7.1 million of revenue are deferred, respectively, related to loyalty reward points outstanding as of these dates. These amounts are recorded in Customer deposits and deferred revenues (a current liability account) in the Consolidated Balance Sheet, as customers may redeem their reward points within the current period.

Cash-based discounts and incentives, including discounts to customers who pay their bills through the use of on-line bill payment methods, are recognized as a reduction of Operating revenues concurrently with the associated revenue, and are allocated to the various products and services in the bundled offering based on their respective relative selling price.

In order to provide better control over wireless device quality, U.S. Cellular sells wireless devices to agents. U.S. Cellular pays rebates to agents at the time an agent activates a new customer or retains an existing customer in a transaction involving a wireless device. U.S. Cellular accounts for these rebates by reducing revenues at the time of the wireless device sale to the agent rather than at the time the agent activates a new customer or retains a current customer. Similarly, U.S. Cellular offers certain wireless device sales rebates and incentives to its retail customers and records the revenue net of the corresponding rebate or incentive. The total potential rebates and incentives are reduced by U.S. Cellular's estimate of rebates that will not be redeemed by customers based on historical experience of such redemptions.

Activation fees charged with the sale of service only, where U.S. Cellular does not also sell a wireless device to the customer, are deferred and recognized over the average customer life. U.S. Cellular defers recognition of a portion of commission expenses related to these activations in the amount of deferred activation fee revenues. This method of accounting provides for matching of revenues and direct incremental costs associated with such activations within each reporting period. GAAP requires that activation fees charged with the sale of equipment and service to be allocated to the equipment and service based upon the relative selling prices of each item. This generally results in the recognition of the activation fee as additional wireless device revenue at the time of sale.

ETC revenues recognized in the reporting period represent the amounts which U.S. Cellular is entitled to receive for such period, as determined and approved in connection with U.S. Cellular's designation as an ETC in various states.

Amounts Collected from Customers and Remitted to Governmental Authorities

U.S. Cellular records amounts collected from customers and remitted to governmental authorities net within a tax liability account if the tax is assessed upon the customer and U.S. Cellular merely acts as an agent in collecting the tax on behalf of the imposing governmental authority. If the tax is assessed upon U.S. Cellular, then amounts collected from customers as recovery of the tax are recorded in Service revenues and amounts remitted to governmental authorities are recorded in Selling, general and administrative expenses in the Consolidated Statement of Operations. The amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities totaled $125.2 million, $137.6 million and $109.1 million for 2011, 2010 and 2009, respectively.

Advertising Costs

U.S. Cellular expenses advertising costs as incurred. Advertising costs totaled $257.8 million, $265.2 million and $256.9 million in 2011, 2010 and 2009, respectively.

Income Taxes

U.S. Cellular is included in a consolidated federal income tax return with other members of the TDS consolidated group. TDS and U.S. Cellular are parties to a Tax Allocation Agreement which provides that U.S. Cellular and its subsidiaries be included with the TDS affiliated group in a consolidated federal income tax return and in state income or franchise tax returns in certain situations. For financial statement purposes, U.S. Cellular and its subsidiaries calculate their income, income taxes and credits as if they comprised a separate affiliated group. Under the Tax Allocation Agreement, U.S. Cellular remits its applicable income tax payments to TDS. U.S. Cellular had a tax receivable balance with TDS of $73.7 million and $39.8 million as of December 31, 2011 and 2010, respectively.

Deferred taxes are computed using the liability method, whereby deferred tax assets are recognized for future deductible temporary differences and operating loss carryforwards, and deferred tax liabilities are recognized for future taxable temporary differences. Both deferred tax assets and liabilities are measured using the tax rates anticipated to be in effect when the temporary differences reverse. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized. U.S. Cellular evaluates income tax uncertainties, assesses the probability of the ultimate settlement with the applicable taxing authority and records an amount based on that assessment.

Stock-Based Compensation

U.S. Cellular has established a long-term incentive plan and a Non-Employee Director compensation plan, and previously had an employee stock purchase plan before this was terminated in the fourth quarter of 2011. Also, U.S. Cellular employees were eligible to participate in the TDS employee stock purchase plan before this was terminated in the fourth quarter of 2011. These plans are described more fully in Note 16—Stock-based Compensation. These plans are considered compensatory plans and, therefore, recognition of compensation cost for grants made under these plans is required.

U.S. Cellular values its share-based payment transactions using a Black-Scholes valuation model. Stock-based compensation cost recognized during the period is based on the portion of the share-based payment awards that is ultimately expected to vest. Accordingly, stock-based compensation cost recognized has been reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Pre-vesting forfeitures and expected life are estimated based on historical experience related to similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior. U.S. Cellular believes that its historical experience provides the best estimates of future pre-vesting forfeitures and future expected life. The expected volatility assumption is based on the historical volatility of U.S. Cellular's common stock over a period commensurate with the expected life. The dividend yield assumption is zero because U.S. Cellular has never paid a dividend and has expressed its intention to retain all future earnings in the business. The risk-free interest rate assumption is determined using the implied yield for zero-coupon U.S. government issues with a remaining term that approximates the expected life of the stock options.

Compensation cost for stock option awards is recognized over the respective requisite service period of the awards, which is generally the vesting period, on a straight-line basis for each separate vesting portion of the awards as if the awards were, in-substance, multiple awards (graded vesting attribution method).

Defined Contribution Plans

U.S. Cellular participates in a qualified noncontributory defined contribution pension plan sponsored by TDS; such plan provides pension benefits for the employees of U.S. Cellular and its subsidiaries. Under this plan, pension benefits and costs are calculated separately for each participant and are funded currently. Pension costs were $11.6 million, $11.6 million and $12.8 million in 2011, 2010 and 2009, respectively.

U.S. Cellular also participates in a defined contribution retirement savings plan (“401(k) plan”) sponsored by TDS. Total costs incurred from U.S. Cellular's contributions to the 401(k) plan were $15.5 million, $15.3 million and $14.3 million in 2011, 2010 and 2009, respectively.

Operating Leases

U.S. Cellular is a party to various lease agreements for office space, retail stores, cell sites and equipment that are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. U.S. Cellular accounts for certain operating leases that contain rent abatements, lease incentives and/or fixed rental increases by recognizing lease revenue and expense on a straight-line basis over the lease term.

Recent Accounting Pronouncements

On May 12, 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-04, Fair Value Measurement (Topic 820):  Amendments to Achieve Common Fair Value Measurement and Disclosure.  Although U.S. Cellular does not currently have any financial assets or liabilities that are required to be recorded at fair value in its Consolidated Balance Sheet in accordance with GAAP, certain assets and liabilities are disclosed at fair value (see Note 4—Fair Value Measurements).  Under ASU 2011-04, for these instruments, U.S. Cellular will be required to disclose, in a tabular format, the level within the fair value hierarchy that each of these assets and liabilities are measured.  U.S. Cellular is required to adopt the provisions of ASU 2011-04 effective January 1, 2012.  Early adoption is prohibited.  The adoption of ASU 2011-04 is not expected to have a significant impact on U.S. Cellular's financial position or results of operations.

On June 16, 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220):  Presentation of Comprehensive Income.  ASU 2011-05 amends how Other Comprehensive Income (“OCI”) is presented in the financial statements.  Under this standard, the Statement of Operations and OCI can be presented either continuously in a Statement of Comprehensive Income or in two separate but consecutive statements.  ASU 2011-05 also required entities to present reclassification adjustments by component in both the statement where net income is presented and the statement where OCI is presented. On December 23, 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220):  Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.  ASU 2011-12 defers the effective date pertaining to reclassification adjustments out of accumulated other comprehensive income in ASU 2011-05. U.S. Cellular is required to adopt the revised provisions of ASU 2011-05 effective January 1, 2012.  The adoption of ASU 2011-05 is not expected to have an impact on U.S. Cellular's financial position or results of operations.

On September 15, 2011, the FASB issued ASU 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment. ASU 2011-08 is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. U.S. Cellular is required to adopt the provisions of ASU 2011-08 effective January 1, 2012. Early adoption is permitted. The adoption of ASU 2011-08 is not expected to have a significant impact on U.S. Cellular's financial position or results of operations.

Revision of Period Period Amounts	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Revision of Prior Period Amounts

NOTE 2 REVISION OF PRIOR PERIOD AMOUNTS

In preparing its Consolidated Statement of Cash Flows for the year ended December 31, 2011, U.S. Cellular discovered certain errors related to the classification of outstanding checks with the right of offset, and related to the classification of Accounts payable - trade for Additions to property, plant and equipment as non-cash investing activities for purposes of preparing the Consolidated Statement of Cash Flows. These errors resulted in the misstatement of Cash and cash equivalents and Accounts payable - trade as of December 31, 2010 and each quarterly period in 2011, and the misstatement of Cash flows from operating activities and Cash flows from investing activities for the years ended December 31, 2010 and 2009 and each of the quarterly periods in 2011 and 2010. In accordance with SEC Staff Accounting Bulletin Nos. 99 and 108 (“SAB 99” and “SAB 108”), U.S. Cellular evaluated these errors and determined that they were immaterial to each of the reporting periods affected and, therefore, amendment of previously filed reports was not required. However, in order to provide consistency in the Consolidated Statement of Cash Flows and as permitted by SAB 108, revisions for these immaterial amounts to previously reported annual amounts are reflected in the financial information herein and will be reflected in future filings containing such financial information as permitted by SAB 108.

In accordance with SAB 108, the Consolidated Balance Sheet and the Consolidated Statement of Cash Flows have been revised as follows:

Consolidated Balance Sheet -- December 31, 2010

	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Cash and cash equivalents	$294,426	$(17,511)	$276,915
Total current assets	1,109,624	(17,511)	1,092,113
Total assets	5,893,060	(17,511)	5,875,549
Accounts payable - trade	281,601	(17,511)	264,090
Total current liabilities	665,995	(17,511)	648,484
Total liabilities and equity	5,893,060	(17,511)	5,875,549

Consolidated Statement of Cash Flows -- Year Ended December 31, 2010

	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Change in Accounts payable - trade	$(14,660)	$(37,908)	$(52,568)
Change in Other assets and liabilities	79,546	(1,994)	77,552
Cash flows from operating activities	874,289	(39,902)	834,387
Cash used for additions to property, plant and equipment	(583,134)	13,811	(569,323)
Cash flows used in investing activities	(791,108)	13,811	(777,297)
Net increase (decrease) in cash	15	(26,091)	(26,076)
and cash equivalents

Consolidated Statement of Cash Flows -- Year Ended December 31, 2009

	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Change in Accounts payable - trade	$47,503	$(11,308)	$36,195
Change in Other assets and liabilities	(51,107)	1,309	(49,798)
Cash flows from operating activities	881,808	(9,999)	871,809
Cash used for additions to property, plant and equipment	(546,758)	15,989	(530,769)
Cash flows used in investing activities	(561,451)	15,989	(545,462)
Net increase (decrease) in cash	123,415	5,990	129,405
and cash equivalents

  In Current Report on Form 8-K filed on November 16, 2011.

Noncontrolling Interests	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Noncontrolling Interests

NOTE 3 NONCONTROLLING INTERESTS

Mandatorily Redeemable Noncontrolling Interests in Finite-Lived Subsidiaries

U.S. Cellular's consolidated financial statements include certain noncontrolling interests that meet the GAAP definition of mandatorily redeemable financial instruments.  These mandatorily redeemable noncontrolling interests represent interests held by third parties in consolidated partnerships and limited liability companies (“LLCs”), where the terms of the underlying partnership or LLC agreement provide for a defined termination date at which time the assets of the subsidiary are to be sold, the liabilities are to be extinguished and the remaining net proceeds are to be distributed to the noncontrolling interest holders and U.S. Cellular in accordance with the respective partnership and LLC agreements.  The termination dates of these mandatorily redeemable noncontrolling interests range from 2085 to 2107.

The settlement value or estimate of cash that would be due and payable to settle these noncontrolling interests assuming an orderly liquidation of the finite-lived consolidated partnerships and LLCs on December 31, 2011, net of estimated liquidation costs, is $186.4 million.  This amount excludes redemption amounts recorded in Noncontrolling interests with redemption features in the Consolidated Balance Sheet.  The estimate of settlement value was based on certain factors and assumptions which are subjective in nature.  Changes in those factors and assumptions could result in a materially larger or smaller settlement amount.  U.S. Cellular currently has no plans or intentions relating to the liquidation of any of the related partnerships or LLCs prior to their scheduled termination dates.  The corresponding carrying value of the mandatorily redeemable noncontrolling interests in finite-lived consolidated partnerships and LLCs at December 31, 2011 was $72.0 million, and is included in Noncontrolling interests in the Consolidated Balance Sheet. The excess of the aggregate settlement value over the aggregate carrying value of these mandatorily redeemable noncontrolling interests is primarily due to the unrecognized appreciation of the noncontrolling interest holders' share of the underlying net assets in the consolidated partnerships and LLCs.  Neither the noncontrolling interest holders' share, nor U.S. Cellular's share, of the appreciation of the underlying net assets of these subsidiaries is reflected in the consolidated financial statements.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Fair Value Measurements

NOTE 4 FAIR VALUE MEASUREMENTS

As of December 31, 2011 and 2010, U.S. Cellular did not have any financial assets or liabilities that were required to be recorded at fair value in its Consolidated Balance Sheet in accordance with GAAP. However, U.S. Cellular has applied the provisions of fair value accounting for purposes of computing the fair value of financial instruments for disclosure purposes as displayed below.

	December 31,		December 31,
	2011		2010
	Book Value	Fair Value	Book Value	Fair Value
(Dollars in thousands)
Cash and cash equivalents (1)	$424,155	$424,155	$276,915	$276,915
Short-term investments (2)(3)
Certificates of deposit	—	—	250	250
Government-backed securities (4)	127,039	127,039	146,336	146,336
Long-term investments (2)(5)
Government-backed securities (4)	30,057	30,140	46,033	46,034
Long-term debt (6)	876,111	899,022	863,657	850,374

  In preparing its Consolidated Statement of Cash Flows for the year ended December 31, 2011, U.S. Cellular discovered certain errors related to the classification of outstanding checks with the right of offset. This error resulted in the misstatement of Cash for the year ended December 31, 2010. The amounts herein have been revised to reflect the proper amounts. See Note 2 — Revision of Prior Period Amounts for additional information.

  Designated as held-to-maturity investments and are recorded at amortized cost in the Consolidated Balance Sheet.

  Maturities are less than twelve months from the respective balance sheet dates.

  Includes U.S. treasuries and corporate notes guaranteed under the Federal Deposit Insurance Corporation's Temporary Liquidity Guarantee Program.

  Maturities range between 18 and 21 months from the balance sheet date.

  Excludes capital lease obligations and current portion of Long-term debt.

The fair values of Cash and cash equivalents and Short-term investments approximate their book values due to the short-term nature of these financial instruments. The fair values of Long-term investments were estimated using quoted market prices for the individual issuances. The fair value of long-term debt, excluding capital lease obligations and the current portion of such long-term debt, was estimated using market prices for the 6.95% Senior Notes at December 31, 2011 and 7.5% Senior Notes at December 31, 2010, and discounted cash flow analysis for the 6.7% Senior Notes at December 31, 2011 and 2010.

Income Taxes	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Income Taxes

NOTE 5 INCOME TAXES

U.S. Cellular's Income taxes receivable at December 31, 2011 and 2010 were as follows:

December 31,	2011	2010
(Dollars in thousands)
Federal income taxes receivable	$73,525	$39,656
State income taxes receivable	1,266	1,741
	$74,791	$41,397

Income tax expense is summarized as follows:

Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Current
Federal	$(90,235)	$19,290	$69,942
State	1,049	(11,059)	648
Deferred
Federal	187,581	57,759	41,884
State	15,683	15,968	5,376
	$114,078	$81,958	$117,850

A reconciliation of U.S. Cellular's income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax expense rate to U.S. Cellular's effective income tax expense rate is as follows:

Year Ended December 31,	2011		2010		2009
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$109.5	35.0%	$84.4	35.0%	$122.2	35.0%
State income taxes, net of federal benefit (1)	5.2	1.7	5.0	2.1	0.1	0.1
Effect of noncontrolling interests	(4.9)	(1.6)	(4.6)	(1.9)	(4.8)	(1.4)
Correction of deferred taxes (2)	5.4	1.7	—	—	—	—
Other differences, net	(1.1)	(0.3)	(2.8)	(1.2)	0.4	0.1
Effective income tax expense and rate	$114.1	36.5%	$82.0	34.0%	$117.9	33.8%

  Net state income taxes include changes in the valuation allowance. These changes primarily relate to the ability to utilize state net operating losses as a result of state income tax law changes.

  U.S. Cellular recorded an immaterial adjustment to correct deferred tax balances related to a difference in the tax basis of certain partnership investments for errors occurring prior to 2009.

U.S. Cellular's current Net deferred income tax asset totaled $31.9 million and $26.8 million at December 31, 2011 and 2010, respectively, and primarily represents the deferred tax effects of accrued liabilities and the allowance for doubtful accounts on customer receivables.

U.S. Cellular's noncurrent deferred income tax assets and liabilities at December 31, 2011 and 2010 and the temporary differences that gave rise to them were as follows:

December 31,	2011	2010
(Dollars in thousands)
Noncurrent deferred tax assets
Net operating loss ("NOL") carryforwards	$48,565	$33,724
Stock-based compensation	19,079	17,204
Other	36,195	38,998
	103,839	89,926
Less valuation allowance	(29,262)	(28,252)
Total noncurrent deferred tax assets	74,577	61,674
Noncurrent deferred tax liabilities
Property, plant and equipment	482,433	323,334
Licenses/intangibles	267,344	246,599
Partnership investments	120,941	71,566
Other	3,049	3,619
Total noncurrent deferred tax liabilities	873,767	645,118
Net noncurrent deferred income tax liability	$799,190	$583,444

At December 31, 2011, U.S. Cellular and certain subsidiaries had $890.4 million of state NOL carryforwards (generating a $41.1 million deferred tax asset) available to offset future taxable income primarily of the individual subsidiaries which generated the losses. The state NOL carryforwards expire between 2012 and 2031. Certain subsidiaries had federal NOL carryforwards (generating a $7.5 million deferred tax asset) available to offset future taxable income. The federal NOL carryforwards expire between 2012 and 2031. A valuation allowance was established for certain state NOL carryforwards and federal NOL carryforwards since it is more likely than not that a portion of such carryforwards will expire before they can be utilized.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010	2009
(Dollars in thousands)
Unrecognized tax benefits balance at January 1,	$32,547	$34,442	$27,786
Additions for tax positions of current year	4,487	5,119	4,966
Additions for tax positions of prior years	332	550	3,114
Reductions for tax positions of prior years	(1,104)	(1,560)	(1,399)
Reductions for settlements of tax positions	(244)	(5,938)	—
Reductions for lapses in statutes of limitations	(7,273)	(66)	(25)
Unrecognized tax benefits balance at December 31,	$28,745	$32,547	$34,442

Unrecognized tax benefits are included in Accrued taxes and Other deferred liabilities and credits in the Consolidated Balance Sheet. If these benefits were recognized, they would have reduced income tax expense in 2011, 2010 and 2009 by $18.7 million, $21.1 million and $18.9 million, respectively, net of the federal benefit from state income taxes.

As of December 31, 2011, U.S. Cellular believes it is reasonably possible that unrecognized tax benefits could decrease by approximately $9.7 million in the next twelve months. The nature of the uncertainty primarily relates to state income tax positions and their resolution or the expiration of statutes of limitation.

U.S. Cellular recognizes accrued interest and penalties related to unrecognized tax benefits in Income tax expense. The amounts charged to Income tax expense related to interest and penalties resulted in a benefit in 2011 of $2.6 million, and expense in 2010 and 2009 of $3.0 million and $2.1 million, respectively. Net accrued interest and penalties were $15.6 million and $19.3 million at December 31, 2011 and 2010, respectively.

A summary of U.S. Cellular's deferred tax asset valuation allowance is as follows:

	2011 (1)	2010	2009
(Dollars in thousands)
Balance at January 1	$29,891	$19,234	$23,565
Charged to costs and expenses	(1,450)	(832)	(10,348)
Charged to other accounts	1,820	11,489	6,017
Balance at December 31,	$30,261	$29,891	$19,234

  As of December 31, 2011, the valuation allowance reduced current deferred tax assets by $1.0 million and noncurrent deferred tax assets by $29.3 million.

U.S. Cellular is included in TDS' consolidated federal income tax return. U.S. Cellular also files various state and local income tax returns. The TDS consolidated group remains subject to federal income tax audits for the tax years after 2007. With only a few exceptions, TDS is no longer subject to state income tax audits for years prior to 2007.

Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Variable Interest Entities

NOTE 6 VARIABLE INTEREST ENTITIES (VIEs)

From time to time, the FCC conducts auctions through which additional spectrum is made available for the provision of wireless services.  U.S. Cellular participated in spectrum auctions indirectly through its interests in Aquinas Wireless L.P. (“Aquinas Wireless”), King Street Wireless L.P. (“King Street Wireless”), Barat Wireless L.P. (“Barat Wireless”) and Carroll Wireless L.P. (“Carroll Wireless”), collectively, the “limited partnerships.” Each limited partnership participated in and was awarded spectrum licenses in one of four separate spectrum auctions (FCC Auctions 78, 73, 66 and 58). Each limited partnership qualified as a “designated entity” and thereby was eligible for bidding credits with respect to licenses purchased in accordance with the rules defined by the FCC for each auction. In most cases, the bidding credits resulted in a 25% discount from the gross winning bid.

Consolidated VIEs

As of December 31, 2011, U.S. Cellular consolidates the following VIEs under GAAP:

  Aquinas Wireless;
  King Street Wireless and King Street Wireless, Inc., the general partner of King Street Wireless;
  Barat Wireless and Barat Wireless, Inc., the general partner of Barat Wireless; and
  Carroll Wireless and Carroll PCS, Inc., the general partner of Carroll Wireless.

U.S. Cellular holds a variable interest in the entities listed above. It has made capital contributions and/or advances to these entities. The power to direct the activities of the VIEs that most significantly impact their economic performance is shared. Specifically, the general partner of each of these VIEs has the exclusive right to manage, operate and control the limited partnerships and make all decisions to carry on the business of the partnerships; however, the general partner of each partnership needs consent of the limited partner, a U.S. Cellular subsidiary, to sell or lease certain licenses, to make certain large expenditures, admit other partners or liquidate the limited partnerships. Although the power to direct the activities of the VIEs is shared, U.S. Cellular has a disproportionate level of exposure to the variability associated with the economic performance of the VIEs, indicating that U.S. Cellular is the primary beneficiary of the VIEs in accordance with GAAP. Accordingly, these VIEs are consolidated. U.S. Cellular's capital contributions and advances made to these VIEs totaled $15.8 million and $1.2 million in the years ended December 31, 2011 and 2010, respectively.

The following table presents the classification of the consolidated VIEs' assets and liabilities in U.S. Cellular's Consolidated Balance Sheet.

December 31,	2011	2010
(Dollars in thousands)
Assets
Cash	$12,086	$1,673
Other current assets	47	323
Licenses	483,059	487,962
Property, plant and equipment	9,450	1,548
Other assets and deferred charges	153	—
Total assets	$504,795	$491,506

Liabilities
Current liabilities	$957	$95
Total liabilities	$957	$95

Other Related Matters

U.S. Cellular may agree to make additional capital contributions and/or advances to the VIEs discussed above and/or to their general partners to provide additional funding for the development of licenses granted in the various auctions.  U.S. Cellular may finance such amounts with a combination of cash on hand, borrowings under its revolving credit agreement and/or long-term debt.  There is no assurance that U.S. Cellular will be able to obtain additional financing on commercially reasonable terms or at all to provide such financial support.

The limited partnership agreements also provide the general partner with a put option whereby the general partner may require the limited partner, a subsidiary of U.S. Cellular, to purchase its interest in the limited partnership.  The general partner's put options related to its interests in Carroll Wireless, Barat Wireless, King Street Wireless and Aquinas Wireless will become exercisable in 2013, 2017, 2019 and 2020, respectively.  The put option price is determined pursuant to a formula that takes into consideration fixed interest rates and the market value of U.S. Cellular's Common Shares.  Upon exercise of the put option, the general partner is required to repay borrowings due to U.S. Cellular.  If the general partner does not elect to exercise its put option, the general partner may trigger an appraisal process in which the limited partner (a subsidiary of U.S. Cellular) may have the right, but not the obligation, to purchase the general partner's interest in the limited partnership at a price and on other terms and conditions specified in the limited partnership agreement.  In accordance with requirements under GAAP, U.S. Cellular is required to calculate a theoretical redemption value for all of the put options assuming they are exercisable at the end of each reporting period, even though such exercise is not contractually permitted.  Pursuant to GAAP, this theoretical redemption value, net of amounts payable to U.S. Cellular for loans (and accrued interest thereon) made by U.S. Cellular to the general partners, was $1.0 million and $0.9 million at December 31, 2011 and 2010, respectively, and is recorded as Noncontrolling interests with redemption features in U.S. Cellular's Consolidated Balance Sheet.  Also in accordance with GAAP, changes in the redemption value of the put options, net of interest accrued on the loans, are recorded as a component of Net income attributable to noncontrolling interests, net of tax, in U.S. Cellular's Consolidated Statements of Operations.

These VIEs are in the process of developing long-term business plans. These entities were formed to participate in FCC auctions of wireless spectrum and to fund, establish, and provide wireless service with respect to any FCC licenses won in the auctions. As such, these entities have risks similar to those described in the “Risk Factors” in U.S. Cellular's Annual Report on Form 10-K.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Earnings per Share

NOTE 7 EARNINGS PER SHARE

Basic earnings per share attributable to U.S. Cellular shareholders is computed by dividing Net income attributable to U.S. Cellular shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share attributable to U.S. Cellular shareholders is computed by dividing Net income attributable to U.S. Cellular shareholders by the weighted average number of common shares outstanding during the period adjusted to include the effects of potentially dilutive securities. Potentially dilutive securities primarily include incremental shares issuable upon exercise of outstanding stock options and the vesting of restricted stock units.

The amounts used in computing Earnings per Common and Series A Common Share and the effects of potentially dilutive securities on the weighted average number of Common and Series A Common Shares are as follows:

Year ended December 31,	2011	2010	2009
(Dollars and shares in thousands,
except earnings per share)
Net income attributable to U.S. Cellular shareholders	$175,041	$136,074	$209,547

Weighted average number of shares used
in basic earnings per share	84,877	86,128	86,946
Effect of dilutive securities:
Stock options	114	89	21
Restricted stock units	344	301	201
Weighted average number of shares used
in diluted earnings per share	85,335	86,518	87,168

Basic earnings per share attributable to
U.S. Cellular shareholders	$2.06	$1.58	$2.41

Diluted earnings per share attributable to
U.S. Cellular shareholders	$2.05	$1.57	$2.40

Certain Common Shares issuable upon the exercise of stock options or vesting of restricted stock units were not included in average diluted shares outstanding for the calculation of Diluted earnings per share because their effects were antidilutive. The number of such Common Shares excluded is shown in the table below.

	2011	2010	2009
(Shares in thousands)
Stock options	1,399	1,771	2,045

Restricted stock units	215	224	193

Acquisitions, Divestures and Exchanges	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Acquisitions, Divestures and Exchanges

NOTE 8 ACQUISITIONS, DIVESTITURES AND EXCHANGES

U.S. Cellular assesses its existing wireless interests on an ongoing basis with a goal of improving the competitiveness of its operations and maximizing its long-term return on capital. As part of this strategy, U.S. Cellular reviews attractive opportunities to acquire additional wireless operating markets and wireless spectrum. In addition, U.S. Cellular may seek to divest outright or include in exchanges for other wireless interests those markets and wireless interests that are not strategic to its long-term success.

On May 9, 2011, U.S. Cellular paid $24.6 million in cash to purchase the remaining ownership interest in a wireless business in which it previously held a 49% noncontrolling interest, pursuant to certain required terms of the partnership agreement.  Prior to this acquisition, the partnership had been accounted for under the equity method of accounting.  In connection with the acquisition, a $13.4 million gain was recorded to adjust the carrying value of this 49% investment to its fair value of $25.7 million based on an income approach valuation method.  The gain was recorded in Gain on investment in the Consolidated Statement of Operations. On November 11, 2011, U.S. Cellular entered into an agreement to sell substantially all of the assets of this wireless business for $50.0 million in cash net of working capital adjustments. The closing of this agreement is pending FCC approval which is expected to occur in the first half of 2012. As a result, $49.6 million of assets and $1.1 million of liabilities have been classified in the Consolidated Balance Sheet as “held for sale”.  Included in Assets held for sale are $4.2 million of Current assets, $36.5 million of Investments (primarily licenses) and $8.9 million of Property, plant and equipment.  Liabilities held for sale primarily includes Current liabilities.  For the period since acquisition, this business generated revenues of $20.7 million and operating income of $14.8 million.

On September 30, 2011, U.S. Cellular completed an exchange whereby U.S. Cellular received eighteen 700 MHz spectrum licenses covering portions of Idaho, Illinois, Indiana, Kansas, Nebraska, Oregon and Washington in exchange for two PCS spectrum licenses covering portions of Illinois and Indiana.  The exchange of licenses will provide U.S. Cellular with additional spectrum to meet anticipated future capacity and coverage requirements in several of its markets.  No cash, customers, network assets, other assets or liabilities were included in the exchange.  As a result of this transaction, U.S. Cellular recognized a gain of $11.8 million, representing the difference between the fair value of the licenses received, calculated using a market approach valuation method, and the carrying value of the licenses surrendered.  This gain was recorded in (Gain) loss on asset disposals and exchanges, net in the Consolidated Statement of Operations for the year ended December 31, 2011.  The Indiana PCS spectrum included in the exchange was originally awarded to Carroll Wireless in FCC Auction 58 and was purchased by U.S. Cellular prior to the exchange.  Carroll Wireless is a variable interest entity which U.S. Cellular consolidates; see Note 6—Variable Interest Entities for additional information.

Acquisitions and exchanges did not have a material impact on U.S. Cellular's consolidated financial statements for the periods presented and pro forma results, assuming acquisitions and exchanges had occurred at the beginning of each period presented, would not be materially different from the results reported.

U.S. Cellular acquisitions in 2011 and 2010 and the allocation of the purchase price for these acquisitions were as follows:

		Allocation of Purchase Price
(Dollars in thousands)	Purchase price (1)	Goodwill	Licenses	Intangible assets subject to amortization (2)	Net tangible assets (liabilities)

2011
Licenses	$4,406	$—	$4,406	$—	$—
Business (3)(4)	24,572	—	15,592	2,252	6,728
Total	$28,978	$—	$19,998	$2,252	$6,728

2010
Licenses	$17,101	$—	$17,101	$—	$—
Total	$17,101	$—	$17,101	$—	$—

  Cash amounts paid for the acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.

  Intangible assets subject to amortization acquired in 2011 are classified as Assets held for sale and as a result are not amortized.

  Includes only the acquired interest and does not include amounts attributable to U.S. Cellular's pre-existing noncontrolling interest described above in this Note 8.

  Licenses, Intangible assets subject to amortization and a portion of Net tangible assets (liabilities) are included in amounts reported as Assets held for sale in the Consolidated Balance Sheet.

Licenses and Goodwill	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Licenses and Goodwill

NOTE 9 LICENSES AND GOODWILL

Changes in U.S. Cellular's licenses and goodwill are presented below. See Note 8—Acquisitions, Divestitures and Exchanges for information regarding transactions which affected licenses and goodwill during the periods.

Licenses
Year Ended December 31,	2011	2010
(Dollars in thousands)
Balance, beginning of year	$1,452,101	$1,435,000
Acquisitions	4,406	17,101
Exchanges	11,842	—
Other	2,420	—
Balance, end of year	$1,470,769	$1,452,101

Goodwill
Year Ended December 31,	2011	2010
(Dollars in thousands)
Assigned value at time of acquisition	$494,737	$494,737
Accumulated impairment losses in prior periods	—	—
Balance, beginning of year	494,737	494,737
Acquisitions	—	—
Balance, end of year	$494,737	$494,737

See Note 1—Summary of Significant Accounting Policies and Recent Accounting Pronouncements for a description of accounting policies related to licenses and goodwill.

Impairment Assessments

U.S. Cellular performs its annual impairment assessment of its licenses and goodwill in the fourth quarter of each year. No impairment of goodwill or licenses resulted from the assessments performed in 2011 or 2010. In 2009, the assessment resulted in no impairment of goodwill and an impairment loss of $14.0 million on licenses. The entire impairment loss related to licenses in developed operating markets (built licenses).

Investment in Unconsolidated Entities	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Investment in Unconsolidated Entities

NOTE 10 INVESTMENTS IN UNCONSOLIDATED ENTITIES

Investments in unconsolidated entities consist of amounts invested in wireless entities which are accounted for using either the equity or cost method as shown in the following table:

December 31,	2011	2010
(Dollars in thousands)
Equity method investments:
Capital contributions, loans and advances	$13,787	$22,885
Cumulative share of income	928,019	857,533
Cumulative share of distributions	(805,321)	(721,182)
	136,485	159,236
Cost method investments	1,611	1,611
Total investments in unconsolidated entities	$138,096	$160,847

Equity in earnings of unconsolidated entities totaled $83.6 million, $97.3 million and $96.8 million in 2011, 2010 and 2009, respectively; of those amounts, U.S. Cellular's investment in the Los Angeles SMSA Limited Partnership (“LA Partnership”) contributed $55.3 million, $64.8 million and $64.7 million in 2011, 2010 and 2009, respectively. U.S. Cellular held a 5.5% ownership interest in the LA Partnership throughout and at the end of each of these years.

The following tables, which are based on information provided in part by third parties, summarize the combined assets, liabilities and equity, and the combined results of operations of U.S. Cellular's equity method investments:

December 31,	2011	2010
(Dollars in thousands)
Assets
Current	$404,751	$392,042
Due from affiliates	199,167	396,201
Property and other	1,935,125	1,962,128
	$2,539,043	$2,750,371

Liabilities and Equity
Current liabilities	$300,780	$277,035
Deferred credits	79,787	69,750
Long-term liabilities	22,943	24,558
Long-term capital lease obligations	234	43,657
Partners' capital and shareholders' equity	2,135,299	2,335,371
	$2,539,043	$2,750,371

Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Results of Operations
Revenues	$5,519,024	$4,950,306	$4,793,269
Operating expenses	4,282,277	3,549,098	3,418,116
Operating income	1,236,747	1,401,208	1,375,153
Other income, net	4,976	37,701	42,898
Net income	$1,241,723	$1,438,909	$1,418,051

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Property, Plant and Equipment

NOTE 11 PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2011 and 2010 were as follows:

	Useful Lives
December 31,	(Years)	2011	2010
(Dollars in thousands)
Land	N/A	$30,807	$26,791
Buildings	20	330,925	317,474
Leasehold and land improvements	1-30	1,129,818	1,048,278
Cell site equipment	6-25	2,874,397	2,676,878
Switching equipment	1-8	1,113,780	991,934
Office furniture and equipment	3-5	570,776	520,756
Other operating assets and equipment	5-25	127,253	120,586
System development	3-7	545,193	471,334
Work in process	N/A	285,500	166,506
		7,008,449	6,340,537
Accumulated depreciation and amortization		(4,218,147)	(3,766,015)
		$2,790,302	$2,574,522

Depreciation and amortization expense totaled $565.1 million, $559.0 million and $551.7 million in 2011, 2010 and 2009, respectively.

In 2011, 2010 and 2009, (Gain) loss on asset disposals and exchanges, net included charges of $9.9 million, $10.7 million and $16.2 million, respectively, related to disposals of assets, trade-ins of older assets for replacement assets and other retirements of assets from service.

Asset Retirement Obligation	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Asset Retirement Obligation

NOTE 12 ASSET RETIREMENT OBLIGATIONS

U.S. Cellular is subject to asset retirement obligations associated with its leased cell sites, switching office sites, retail store sites and office locations in its operating markets. Asset retirement obligations generally include obligations to restore leased land and retail store and office premises to their pre-lease conditions. These obligations are included in Other deferred liabilities and credits in the Consolidated Balance Sheet.

During 2011 and 2010, U.S. Cellular performed a review of the assumptions and estimated costs related to its asset retirement obligations. The results of the reviews (identified as “Revisions in estimated cash outflows”) and other changes in asset retirement obligations during 2011 and 2010 were as follows:

(Dollars in thousands)	2011	2010

Balance, beginning of period	$128,709	$118,742
Additional liabilities accrued	2,105	4,757
Revisions in estimated cash outflows	5,888	(1,382)
Disposition of assets	(1,323)	(2,086)
Accretion expense	8,023	8,678
Balance, end of period	$143,402	$128,709

Debt	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Debt

NOTE 13 DEBT

Revolving Credit Facility

At December 31, 2011, U.S. Cellular had a revolving credit facility available for general corporate purposes. Amounts under the revolving credit facility may be borrowed, repaid and reborrowed from time to time from and after December 17, 2010 until maturity in December 2015. U.S. Cellular did not borrow under its current or previous revolving credit facilities in 2011, 2010 or 2009 except for letters of credit.

U.S. Cellular's interest cost on its revolving credit facility is subject to increase if its current credit ratings from Standard & Poor's Rating Services, Moody's Investors Service or Fitch Ratings is lowered, and is subject to decrease if the ratings are raised. The credit facility would not cease to be available nor would the maturity date accelerate solely as a result of a downgrade in U.S. Cellular's credit rating. However, a downgrade in U.S. Cellular's credit rating could adversely affect its ability to renew the credit facilities or obtain access to other credit facilities in the future.

The maturity date of any borrowings under the U.S. Cellular revolving credit facility would accelerate in the event of a change in control.

The following table summarizes the terms of the revolving credit facility as of December 31, 2011:

(Dollars in millions)
Maximum borrowing capacity	$300.0
Letters of credit outstanding	$0.2
Amount borrowed	$—
Amount available for use	$299.8
Fees on borrowing capacity, rate	0.41%
Borrowing rate: One-month London Interbank Offered Rate ("LIBOR") plus contractual spread (1)	0.50%
LIBOR	0.30%
Contractual spread	0.20%
Range of commitment fees (2)
Low	0.20%
High	0.45%
Fees recognized
2011	$1.2
2010	$3.8
2009	$5.9
Agreement date	December 2010
Maturity date	December 2015

  Borrowings under the revolving credit facility bear interest at LIBOR plus a contractual spread based on U.S. Cellular's credit rating or, at U.S. Cellular's option, an alternate “Base Rate” as defined in the revolving credit agreement. U.S. Cellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by U.S. Cellular and approved by the lenders). If U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.

  The revolving credit facility has commitment fees based on the unsecured senior debt ratings assigned to U.S. Cellular by certain ratings agencies.

The continued availability of the revolving credit facility requires U.S. Cellular to comply with certain negative and affirmative covenants, maintain certain financial ratios and make representations regarding certain matters at the time of each borrowing. U.S. Cellular believes it was in compliance as of December 31, 2011 with all covenants and other requirements set forth in the revolving credit facility.

In connection with U.S. Cellular's revolving credit facility, TDS and U.S. Cellular entered into a subordination agreement dated December 17, 2010 together with the administrative agent for the lenders under U.S. Cellular's revolving credit agreement. Pursuant to this subordination agreement, (a) any consolidated funded indebtedness from U.S. Cellular to TDS will be unsecured and (b) any (i) consolidated funded indebtedness from U.S. Cellular to TDS (other than “refinancing indebtedness” as defined in the subordination agreement) in excess of $105,000,000, and (ii) refinancing indebtedness in excess of $250,000,000, will be subordinated and made junior in right of payment to the prior payment in full of obligations to the lenders under U.S. Cellular's revolving credit agreement. As of December 31, 2011, U.S. Cellular had no outstanding consolidated funded indebtedness or refinancing indebtedness that was subordinated to the revolving credit agreement pursuant to the subordination agreement.

At December 31, 2011, U.S. Cellular has recorded $3.8 million of issuance costs related to the revolving credit facility which is included in Other assets and deferred charges in the Consolidated Balance Sheet.

Long-Term Debt

Long-term debt at December 31, 2011 and 2010 was as follows:

December 31,				2011	2010
(Dollars in thousands)	Issuance date	Maturity date	Call date (1)
Unsecured Senior Notes (2)
6.7%	December 2003 and June 2004	December 2033	December 2003	$544,000	$544,000
Less: 6.7% Unamortized discount				(9,889)	(10,343)
				534,111	533,657
6.95% (3)	May 2011	May 2060	May 2016	342,000	—
7.5% (4)	June 2004	June 2034	June 2009	—	330,000
Obligation on capital leases				4,336	4,385
Total long-term debt				880,447	868,042
Less: Current portion of long-term debt				127	101
Total long-term debt, excluding current portion				$880,320	$867,941

  U.S. Cellular may redeem the 6.95% Senior Notes, in whole or in part at any time after the call date, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest. U.S. Cellular may redeem the 6.7% Senior Notes, in whole or in part, at any time prior to maturity at a redemption price equal to the greater of (a) 100% of the principal amount of such notes, plus accrued and unpaid interest, or (b) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date on a semi-annual basis at the Treasury Rate plus 30 basis points.

  Interest on the 6.7% Senior Notes is payable semi-annually, and on the 6.95% Senior Notes is payable quarterly.

  Capitalized debt issuance costs totaled $11.0 million and are being amortized over the life of the notes. Such issuance costs are included in Other assets and deferred charges.

  On June 20, 2011, U.S. Cellular used substantially all of the net proceeds from the issuance of the 6.95% Senior Notes to redeem $330 million (the entire outstanding amount) of its unsecured 7.5% Senior Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest to the redemption date. This redemption required U.S. Cellular to write-off to interest expense $8.2 million of previously capitalized debt issuance costs related to the 7.5% Senior Notes in 2011.

U.S. Cellular does not have any annual requirements for principal payments on long-term debt over the next five years (excluding capital lease obligations).

The covenants associated with U.S. Cellular's long-term debt obligations, among other things, restrict U.S. Cellular's ability, subject to certain exclusions, to incur additional liens, enter into sale and leaseback transactions, and sell, consolidate or merge assets.

U.S. Cellular's long-term debt indenture does not contain any provisions resulting in acceleration of the maturities of outstanding debt in the event of a change in U.S. Cellular's credit rating. However, a downgrade in U.S. Cellular's credit rating could adversely affect its ability to obtain long-term debt financing in the future.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Commitments and Contingencies

NOTE 14 COMMITMENTS AND CONTINGENCIES

Lease Commitments

U.S. Cellular is a party to various lease agreements, both as lessee and lessor, for office space, retail store sites, cell sites and equipment which are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and calculated on a straight-line basis over the defined lease term.

U.S. Cellular accounts for certain lease agreements as capital leases. The short- and long-term portions of capital lease obligations totaled $0.1 million and $4.2 million, respectively, as of December 31, 2011, and $0.1 million and $4.3 million, respectively, as of December 31, 2010. The short- and long-term portions of capital lease obligations are included in Current portion of long-term debt and Long-term debt in the Consolidated Balance Sheet.

As of December 31, 2011, future minimum rental payments required under operating and capital leases and rental receipts expected under operating leases that have noncancellable lease terms in excess of one year were as follows:

	Operating Leases	Operating Leases	Capital Leases
	Future Minimum	Future Minimum	Future Minimum
	Rental Payments	Rental Receipts	Rental Payments
(Dollars in thousands)
2012	$144,738	$37,699	$548
2013	124,623	31,165	564
2014	98,932	25,286	573
2015	80,187	16,497	582
2016	62,601	6,710	594
Thereafter	695,895	925	5,305
Total	$1,206,976	$118,282	8,166
Less: Interest expense			(3,830)
Present value of minimum lease payments			4,336
Less: Current portion of obligations under capital leases			(127)
Long-term portion of obligations under capital leases			$4,209

Rent expense totaled $171.6 million, $163.1 million and $155.7 million in 2011, 2010 and 2009, respectively.

Rent revenue totaled $39.2 million, $35.4 million and $31.8 million in 2011, 2010 and 2009, respectively.

Indemnifications

U.S. Cellular enters into agreements in the normal course of business that provide for indemnification of counterparties.  The terms of the indemnifications vary by agreement.  The events or circumstances that would require U.S. Cellular to perform under these indemnities are transaction specific; however, these agreements may require U.S. Cellular to indemnify the counterparty for costs and losses incurred from litigation or claims arising from the underlying transaction.  U.S. Cellular is unable to estimate the maximum potential liability for these types of indemnifications as the amounts are dependent on the outcome of future events, the nature and likelihood of which cannot be determined at this time.  Historically, U.S. Cellular has not made any significant indemnification payments under such agreements.

Legal Proceedings

U.S. Cellular is involved or may be involved from time to time in legal proceedings before the FCC, other regulatory authorities, and/or various state and federal courts.  If U.S. Cellular believes that a loss arising from such legal proceedings is probable and can be reasonably estimated, an amount is accrued in the financial statements for the estimated loss.  If only a range of loss can be determined, the best estimate within that range is accrued; if none of the estimates within that range is better than another, the low end of the range is accrued.  The assessment of the expected outcomes of legal proceedings is a highly subjective process that requires judgments about future events.  The legal proceedings are reviewed at least quarterly to determine the adequacy of accruals and related financial statement disclosures.  The ultimate outcomes of legal proceedings could differ materially from amounts accrued in the financial statements.

U.S. Cellular has accrued $1.7 million and $1.5 million with respect to legal proceedings and unasserted claims as of December 31, 2011 and 2010, respectively. U.S. Cellular has not accrued any amount for legal proceedings if it cannot estimate the amount of the possible loss or range of loss. U.S. Cellular does not believe that the amount of any contingent loss in excess of the amounts accrued would be material.

Common Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Common Shareholders' Equity

NOTE 15 COMMON SHAREHOLDERS' EQUITY

Tax-Deferred Savings Plan

U.S. Cellular has reserved 67,215 Common Shares for issuance under the TDS Tax-Deferred Savings Plan, a qualified profit-sharing plan pursuant to Sections 401(a) and 401(k) of the Internal Revenue Code. Participating employees have the option of investing their contributions in a U.S. Cellular Common Share fund, a TDS Common Share fund, a TDS Special Common Share fund, or certain unaffiliated funds.

Series A Common Shares

Series A Common Shares are convertible on a share-for-share basis into Common Shares. In matters other than the election of directors, each Series A Common Share is entitled to ten votes per share, compared to one vote for each Common Share. The Series A Common Shares are entitled to elect 75% of the directors (rounded down), and the Common Shares elect 25% of the directors (rounded up). As of December 31, 2011, a majority of U.S. Cellular's Common Shares and all of U.S. Cellular's outstanding Series A Common Shares were held by TDS.

Common Share Repurchase Program

On November 17, 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis. These purchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions. This authorization does not have an expiration date.

Share repurchases made under this authorization and prior authorizations, were as follows:

Year Ended December 31,	Number of Shares	Average Cost Per Share	Amount
(Dollars and share amounts in thousands)
2011
U.S. Cellular Common Shares	1,276	$48.82	$62,294

2010
U.S. Cellular Common Shares	1,235	$42.76	$52,827

2009
U.S. Cellular Common Shares	887	$37.86	$33,585

Pursuant to certain employee and non-employee benefit plans, U.S. Cellular reissued 286,211, 241,954 and 147,414 Treasury Shares in 2011, 2010 and 2009, respectively.

Stock Based Compensation	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Stock Based Compensation

NOTE 16 STOCK-BASED COMPENSATION

U.S. Cellular has established the following stock-based compensation plans: a long-term incentive plan and a Non-Employee Director compensation plan, and had an employee stock purchase plan that was terminated in the fourth quarter of 2011. Also, U.S. Cellular employees were eligible to participate in the TDS employee stock purchase plan before this was terminated in the fourth quarter of 2011.

Under the U.S. Cellular 2005 Long-Term Incentive Plan, U.S. Cellular may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. At December 31, 2011, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, and deferred compensation stock unit awards.

At December 31, 2011, U.S. Cellular had reserved 5,836,000 Common Shares for equity awards granted and to be granted under the 2005 Long-Term Incentive Plan. No Common Shares were reserved for issuance to employees under any employee stock purchase plan since this plan was terminated in the fourth quarter of 2011. The maximum number of U.S. Cellular Common Shares that may be issued to employees under all stock-based compensation plans in effect at December 31, 2011, was 5,836,000.

U.S. Cellular also has established a Non-employee Director compensation plan under which it has reserved 32,000 Common Shares for issuance as compensation to members of the Board of Directors who are not employees of U.S. Cellular or TDS.

U.S. Cellular uses treasury stock to satisfy requirements for Common Shares issued pursuant to its various stock-based compensation plans.

Long-Term Incentive Plan—Stock Options—Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over a period of three years from the date of grant. Stock options outstanding at December 31, 2011 expire between 2012 and 2021. However, vested stock options typically expire 30 days after the effective date of an employee's termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of U.S. Cellular Common Shares on the date of grant.

U.S. Cellular estimated the fair value of stock options granted during 2011, 2010, and 2009 using the Black-Scholes valuation model and the assumptions shown in the table below.

	2011	2010	2009
Expected life	4.3 years	0.9-8.0 years	3.9 years
Expected volatility	43.4%-44.8%	26.9%-43.9%	40.3%-44.2%
Dividend yield	0%	0%	0%
Risk-free interest rate	0.7%-2.0%	0.4%-3.1%	1.2%-2.2%
Estimated annual forfeiture rate	0.0%-7.8%	0.0%-8.4%	6.9%

The fair value of options is recognized as compensation cost using an accelerated attribution method over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular stock options outstanding (total and portion exercisable) and changes during the three years ended December 31, 2011, is presented in the table below:

					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
	Options	Price	Fair Value	Value	(in years)

Outstanding at December 31, 2008	1,626,000	$57.15
(624,000 exercisable)		51.56
Granted	748,000	34.21	$11.75
Exercised	(181,000)	34.01		$821,000
Forfeited	(130,000)	47.98
Expired	(34,000)	56.84
Outstanding at December 31, 2009	2,029,000	$51.37
(1,046,000 exercisable)		54.40
Granted	831,000	41.98	$13.75
Exercised	(317,000)	38.60		$1,555,000
Forfeited	(88,000)	44.28
Expired	(193,000)	61.50
Outstanding at December 31, 2010	2,262,000	$49.12
(1,151,000 exercisable)		$54.64
Granted	595,000	51.70	$19.42
Exercised	(173,000)	37.50		$2,099,000
Forfeited	(72,000)	45.97
Expired	(175,000)	57.05
Outstanding at December 31, 2011	2,437,000	50.10		$4,423,000	6.9
(1,321,000 exercisable)		53.68		$2,361,000	5.5

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between U.S. Cellular's closing stock price and the exercise price multiplied by the number of in-the-money options) that was received by the option holders upon exercise or that would have been received by option holders had all options been exercised on December 31, 2011.

Long-Term Incentive Plan—Restricted Stock Units—U.S. Cellular grants restricted stock unit awards, which generally vest after three years, to key employees.

U.S. Cellular estimates the fair value of restricted stock units based on the closing market price of U.S. Cellular shares on the date of grant. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular nonvested restricted stock units at December 31, 2011 and changes during the year then ended is presented in the table below:

	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2010	752,000	$42.69
Granted	346,000	49.35
Vested	(189,000)	55.93
Forfeited	(64,000)	42.48
Nonvested at December 31, 2011	845,000	$42.48

The total fair value of restricted stock units that vested during 2011, 2010 and 2009 was $9.5 million, $4.7 million and $4.2 million, respectively, as of the respective vesting dates. The weighted average grant date fair value of restricted stock units granted in 2011, 2010 and 2009 was $49.35, $42.21 and $33.00, respectively.

Long-Term Incentive Plan—Deferred Compensation Stock Units—Certain U.S. Cellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in U.S. Cellular Common Share stock units. The amount of U.S. Cellular's matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in U.S. Cellular Common Share stock units.

The total fair value of deferred compensation stock units that vested during 2011 was less than $0.1 million, the fair values of units vested during 2010 and 2009 was $0.4 million and $0.1 million, respectively. The weighted average grant date fair value of deferred compensation stock units granted in 2011, 2010 and 2009 was $48.72, $40.76 and $33.58, respectively. As of December 31, 2011, there were 3,000 vested but unissued deferred compensation stock units valued at $0.1 million.

Employee Stock Purchase Plan—The U.S. Cellular 2009 Employee Stock Purchase Plan became effective January 1, 2009. All remaining shares reserved under this plan were issued and the plan was terminated in the fourth quarter of 2011, in advance of its original termination date of December 31, 2013. Under this plan, eligible employees of U.S. Cellular and its subsidiaries could purchase a limited number of U.S. Cellular Common Shares on a quarterly basis. U.S. Cellular employees were also eligible to participate in the TDS Employee Stock Purchase Plan before this was terminated in the fourth quarter of 2011.

Under these plans, the per share cost to participants was 85% of the market value of the U.S. Cellular Common Shares or TDS Special Common Shares as of the issuance date. The employee stock purchase plans were considered compensatory plans; therefore, recognition of compensation cost for stock issued under these plans was required. Compensation cost is measured as the difference between the cost of the shares to plan participants and the market value of the shares on the date of issuance.

Compensation of Non-Employee Directors—U.S. Cellular issued 6,600, 9,000 and 5,200 Common Shares in 2011, 2010 and 2009, respectively, under its Non-Employee Director compensation plan.

Stock-Based Compensation Expense

The following table summarizes stock-based compensation expense recognized during 2011, 2010 and 2009:

Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Stock option awards	$9,549	$7,179	$7,024
Restricted stock unit awards	10,037	10,056	8,640
Deferred compensation matching stock unit awards	12	165	151
Awards under employee stock purchase plan	255	314	241
Awards under Non-Employee Director compensation plan	330	330	306
Total stock-based compensation, before income taxes	20,183	18,044	16,362
Income tax benefit	(7,581)	(6,812)	(6,154)
Total stock-based compensation expense, net of income taxes	$12,602	$11,232	$10,208

The following table provides a summary of the stock-based compensation expense included in the Consolidated Statement of Operations for the years ended:

December 31,	2011	2010	2009
(Dollars in thousands)
Selling, general and administrative expense	$17,538	$16,009	$14,512
System operations	2,645	2,035	1,850
Total stock-based compensation expense	$20,183	$18,044	$16,362

At December 31, 2011, unrecognized compensation cost for all U.S. Cellular stock-based compensation awards was $24.1 million and is expected to be recognized over a weighted average period of 2.0 years.

U.S. Cellular's tax benefits realized from the exercise of stock options and other awards totaled $4.6 million in 2011.

Supplemental Cash Flow Disclosures	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Supplemental Cash Flow Disclosures

NOTE 17 SUPPLEMENTAL CASH FLOW DISCLOSURES

Following are supplemental cash flow disclosures regarding interest paid and income taxes paid.

Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Interest paid	$60,604	$59,049	$77,877
Income taxes paid (refunded)	$(54,469)	$53,050	$36,863

Following are supplemental cash flow disclosures regarding transactions related to stock-based compensation awards:

Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Common Shares withheld (1)	120,250	310,388	200,025

Aggregate value of Common Shares withheld	$5,952	$13,527	$7,622

Cash receipts upon exercise of stock options	5,447	3,574	1,572
Cash disbursements for payment of taxes (2)	(3,512)	(3,065)	(1,654)
Net cash receipts (disbursements) from exercise of stock
options and vesting of other stock awards	$1,935	$509	$(82)

  Such shares were withheld to cover the exercise price of stock options, if applicable, and required tax withholdings.

  In certain situations, U.S. Cellular withholds shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting.  U.S. Cellular then pays the amount of the required tax withholdings to the taxing authorities in cash.

Related Parties	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Related Parties

NOTE 18 RELATED PARTIES

U.S. Cellular is billed for all services it receives from TDS, pursuant to the terms of various agreements between it and TDS. These billings are included in U.S. Cellular's Selling, general and administrative expenses. Some of these agreements were established at a time prior to U.S. Cellular's initial public offering when TDS owned more than 90% of U.S. Cellular's outstanding capital stock and may not reflect terms that would be obtainable from an unrelated third party through arms-length negotiations. Billings from TDS to U.S. Cellular are based on expenses specifically identified to U.S. Cellular and on allocations of common expenses. Such allocations are based on the relationship of U.S. Cellular's assets, employees, investment in property, plant and equipment and expenses relative to all subsidiaries in the TDS consolidated group. Management believes the method TDS uses to allocate common expenses is reasonable and that all expenses and costs applicable to U.S. Cellular are reflected in its financial statements. Billings to U.S. Cellular from TDS totaled $104.1 million, $107.5 million and $114.8 million in 2011, 2010 and 2009, respectively.

Certain Relationships and Related Transactions	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Certain Relationships and Related Transactions

NOTE 19 CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

The following persons are partners of Sidley Austin LLP, the principal law firm of U.S. Cellular and its subsidiaries: Walter C.D. Carlson, a director of U.S. Cellular, a director and non-executive Chairman of the Board of Directors of TDS and a trustee and beneficiary of a voting trust that controls TDS; William S. DeCarlo, the General Counsel of TDS and an Assistant Secretary of TDS and certain subsidiaries of TDS; and Stephen P. Fitzell, the General Counsel of U.S. Cellular and TDS Telecommunications Corporation and an Assistant Secretary of U.S. Cellular and certain other subsidiaries of TDS. Walter C.D. Carlson does not provide legal services to TDS, U.S. Cellular or their subsidiaries. U.S. Cellular and its subsidiaries incurred legal costs from Sidley Austin LLP of $9.2 million in 2011, $9.8 million in 2010 and $8.6 million in 2009.

The Audit Committee of the Board of Directors is responsible for the review and evaluation of all related party transactions; as such term is defined by the rules of the New York Stock Exchange.

Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Significant Accounting Policies)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Nature of Operations

U.S. Cellular owns, operates and invests in wireless systems throughout the United States. As of December 31, 2011, U.S. Cellular served 5.9 million customers. U.S. Cellular operates as one reportable segment.

Principles of Consolidation

The accounting policies of U.S. Cellular conform to accounting principles generally accepted in the United States of America (“GAAP”) as set forth in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”). Unless otherwise specified, references to accounting provisions and GAAP in these notes refer to the requirements of the FASB ASC. The consolidated financial statements include the accounts of U.S. Cellular, its majority-owned subsidiaries, general partnerships in which U.S. Cellular has a majority partnership interest and variable interest entities (“VIEs”) in which U.S. Cellular is the primary beneficiary. Both VIE and primary beneficiary represent terms defined by GAAP. Prior to January 1, 2010, the primary beneficiary of a VIE was the entity that recognized a majority of a VIE's expected gains or losses, as determined based on a quantitative model. Effective January 1, 2010, new provisions under GAAP related to accounting for VIEs provide for a more qualitative assessment in determining the primary beneficiary of a VIE. The revised consolidation guidance related to VIEs effective January 1, 2010 did not change U.S. Cellular's consolidated reporting entities. The Consolidated Statement of Comprehensive Income was not included because comprehensive income for the years ended December 31, 2011, 2010 and 2009 equaled net income.

All material intercompany accounts and transactions have been eliminated.

Reclassifications

Certain prior year amounts have been reclassified to conform to the 2011 financial statement presentation. These reclassifications did not affect consolidated net income attributable to U.S. Cellular shareholders, cash flows, assets, liabilities or equity for the years presented.

Business Combinations

U.S. Cellular accounts for business combinations at fair value in accordance with the acquisition method. This method requires that the acquirer recognize 100% of the acquiree's assets and liabilities at their fair values on the acquisition date for all acquisitions, whether full or partial. In addition, transaction costs related to acquisitions are expensed.

Use Of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and (b) the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. Significant estimates are involved in accounting for Goodwill and indefinite-lived intangible assets, Depreciation, amortization and accretion, allowance for doubtful accounts, loyalty reward points, and income taxes.

Cash and Cash Equivalents	Cash and cash equivalents include cash and short-term, highly liquid investments with original maturities of three months or less.
Short-Term and Long-Term Investments

As of December 31, 2011 and 2010, U.S. Cellular had $127.0 million and $146.6 million in Short-term investments and $30.1 million and $46.0 million in Long-term investments, respectively. Short-term and Long-term investments consist of certificates of deposit (short-term only), U.S. treasuries and corporate notes, all of which are designated as held-to-maturity investments, and are recorded at amortized cost in the Consolidated Balance Sheet. The corporate notes are guaranteed by the Federal Deposit Insurance Corporation. For these investments, U.S. Cellular's objective is to earn a higher rate of return on funds that are not anticipated to be required to meet liquidity needs in the near term, while maintaining a low level of investment risk. See Note 4—Fair Value Measurements for additional details on Short-term and Long-term investments.

Accounts Receivable

Accounts receivable primarily consist of amounts owed by customers for wireless services and equipment sales, by agents for sales of equipment to them and by other wireless carriers whose customers have used U.S. Cellular's wireless systems.

Allowance for Doubtful Accounts	The allowance for doubtful accounts is the best estimate of the amount of probable credit losses related to existing accounts receivable. The allowance is estimated based on historical experience and other factors that could affect collectability. Accounts receivable balances are reviewed on either an aggregate or individual basis for collectability depending on the type of receivable. When it is probable that an account balance will not be collected, the account balance is charged against the allowance for doubtful accounts. U.S. Cellular does not have any off-balance sheet credit exposure related to its customers.
Inventory

Inventory primarily consists of wireless devices stated at the lower of cost or market, with cost determined using the first-in, first-out method and market determined by replacement costs or estimated net realizable value.

Fair Value Measurements

Under the provisions of GAAP, fair value is a market-based measurement and not an entity-specific measurement, based on an exchange transaction in which the entity sells an asset or transfers a liability (exit price). The provisions also establish a fair value hierarchy that contains three levels for inputs used in fair value measurements. Level 1 inputs include quoted market prices for identical assets or liabilities in active markets. Level 2 inputs include quoted market prices for similar assets and liabilities in active markets or quoted market prices for identical assets and liabilities in inactive markets. Level 3 inputs are unobservable.

Licenses, Goodwill and Goodwill and Licenses Impairment Assessment

Licenses

Licenses consist of costs incurred in acquiring Federal Communications Commission (“FCC”) licenses to provide wireless service. These costs include amounts paid to license applicants and owners of interests in entities awarded licenses and all direct and incremental costs related to acquiring the licenses.

U.S. Cellular has determined that wireless licenses are indefinite-lived intangible assets and, therefore, not subject to amortization based on the following factors:

  Radio spectrum is not a depleting asset.
  The ability to use radio spectrum is not limited to any one technology.
  U.S. Cellular and its consolidated subsidiaries are licensed to use radio spectrum through the FCC licensing process, which enables licensees to utilize specified portions of the spectrum for the provision of wireless service.
  U.S. Cellular and its consolidated subsidiaries are required to renew their FCC licenses every ten years or, in some cases, every fifteen years. To date, all of U.S. Cellular's license renewal applications have been granted by the FCC. Generally, license renewal applications filed by licensees otherwise in compliance with FCC regulations are routinely granted. If, however, a license renewal application is challenged either by a competing applicant for the license or by a petition to deny the renewal application, the license will be renewed if the licensee can demonstrate its entitlement to a “renewal expectancy.” Licensees are entitled to such an expectancy if they can demonstrate to the FCC that they have provided “substantial service” during their license term and have “substantially complied” with FCC rules and policies. U.S. Cellular believes that it is probable that its future license renewal applications will be granted.

Goodwill

U.S. Cellular has goodwill as a result of its acquisitions of wireless businesses. Such goodwill represents the excess of the total purchase price over the fair value of net assets acquired in these transactions.

Goodwill and Licenses Impairment Assessment

Goodwill and licenses must be assessed for impairment annually or more frequently if events or changes in circumstances indicate that such assets might be impaired. U.S. Cellular performs its annual impairment assessment of goodwill and licenses as of November 1 of each year.

The impairment test for goodwill is a two-step process. The first step compares the fair value of the reporting unit to its carrying value. If the carrying amount exceeds the fair value, the second step of the test is performed to measure the amount of impairment loss, if any. The second step compares the implied fair value of reporting unit goodwill with the carrying amount of that goodwill. To calculate the implied fair value of goodwill in this second step, an enterprise allocates the fair value of the reporting unit to all of the assets and liabilities of that reporting unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value was the price paid to acquire the reporting unit. The excess of the fair value of the reporting unit over the amount assigned to the assets and liabilities of the reporting unit is the implied fair value of goodwill. If the carrying amount of goodwill exceeds the implied fair value of goodwill, an impairment loss is recognized for that difference.

The impairment test for an indefinite-lived intangible asset other than goodwill consists of comparing the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized for the difference.

Quoted market prices in active markets are the best evidence of fair value of an intangible asset or reporting unit and are used when available. If quoted market prices are not available, the estimate of fair value is based on the best information available, including prices for similar assets and the use of other valuation techniques. Other valuation techniques include present value analysis, multiples of earnings or revenues, or similar performance measures. The use of these techniques involve assumptions by management about factors that are uncertain including future cash flows, the appropriate discount rate, and other inputs. Different assumptions for these inputs could create materially different results.

U.S. Cellular tests goodwill for impairment at the level of reporting referred to as a reporting unit. For purposes of its impairment testing of goodwill in 2011 and 2010, U.S. Cellular identified five reporting units. The five reporting units represent five geographic groupings of FCC licenses, representing five geographic service areas.

A discounted cash flow approach was used to value each reporting unit for purposes of the goodwill impairment review by using value drivers and risks specific to the current industry and economic markets. The cash flow estimates incorporated assumptions that market participants would use in their estimates of fair value. Key assumptions made in this process were the discount rate, estimated expected revenue growth rate, projected capital expenditures and the terminal growth rate.

U.S. Cellular tests licenses for impairment at the level of reporting referred to as a unit of accounting. For purposes of its 2011 impairment testing of licenses, U.S. Cellular separated its FCC licenses into twelve units of accounting based on geographic service areas. Seven of these twelve units of accounting represented geographic groupings of licenses which, because they were not being utilized and, therefore, were not expected to generate cash flows from operating activities in the foreseeable future, were considered separate units of accounting for purposes of impairment testing. For purposes of its 2010 impairment testing of licenses, U.S. Cellular separated its FCC licenses into eighteen units of accounting based on geographic service areas. Thirteen of these eighteen units of accounting represented geographic groupings of licenses which, because they were not being utilized and, therefore, were not expected to generate cash flows from operating activities in the foreseeable future, were considered separate units of accounting for purposes of impairment testing. The change in units of accounting between 2011 and 2010 reflects additional network build-out.

U.S. Cellular estimates the fair value of built licenses for purposes of impairment testing using the build-out method. The build-out method estimates the fair value of licenses by calculating future cash flows from a hypothetical start-up wireless company and assuming that the only assets available upon formation are the underlying licenses. To apply this method, a hypothetical build-out of the company's wireless network, infrastructure, and related costs are projected based on market participant information. Calculated cash flows, along with a terminal value, are discounted to the present and summed to determine the estimated fair value.

For units of accounting which consist of unbuilt licenses, U.S. Cellular prepares estimates of fair value by reference to prices paid in recent auctions and market transactions where available. If such information is not available, the fair value of the unbuilt licenses is assumed to change by the same percentage, and in the same direction, that the fair value of built licenses measured using the build-out method changed during the period.

Investments in Unconsolidated Entities

Investments in unconsolidated entities consist of amounts invested in wireless entities in which U.S. Cellular holds a noncontrolling interest. U.S. Cellular follows the equity method of accounting for such investments in which its ownership interest equals or exceeds 20% for corporations and equals or exceeds 3% for partnerships and limited liability companies. The cost method of accounting is followed for such investments in which U.S. Cellular's ownership interest is less than 20% for corporations and is less than 3% for partnerships and limited liability companies and for investments for which U.S. Cellular does not have the ability to exercise significant influence.

For its equity method investments for which financial information is readily available, U.S. Cellular records its equity in the earnings of the entity in the current period. For its equity method investments for which financial information is not readily available, U.S. Cellular records its equity in the earnings of the entity on a one quarter lag basis.

Property, Plant and Equipment

U.S. Cellular's Property, plant and equipment is stated at the original cost of construction or purchase including capitalized costs of certain taxes, payroll-related expenses, interest and estimated costs to remove the assets.

Expenditures that enhance the productive capacity of assets in service or extend their useful lives are capitalized and depreciated. Expenditures for maintenance and repairs of assets in service are charged to System operations expense or Selling, general and administrative expense, as applicable. Retirements and disposals of assets are recorded by removing the original cost of the asset (along with the related accumulated depreciation) from plant in service and charging it, together with removal cost less any salvage realized, to (Gain) loss on asset disposals and exchanges, net.

Costs of developing new information systems are capitalized and amortized over their expected economic useful lives.

Depreciation	Depreciation is provided using the straight-line method over the estimated useful life of the assets. U.S. Cellular depreciates leasehold improvement assets associated with leased properties over periods ranging from one to thirty years; such periods approximate the shorter of the assets' economic lives or the specific lease terms. Useful lives of specific assets are reviewed throughout the year to determine if changes in technology or other business changes would warrant accelerating the depreciation of those specific assets. U.S. Cellular did not materially change the useful lives of its property, plant and equipment in 2011, 2010 or 2009.
Impairment of Long-lived Assets

U.S. Cellular reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the assets might be impaired. The impairment test for tangible long-lived assets is a two-step process. The first step compares the carrying value of the asset (or asset group) with the estimated undiscounted cash flows over the remaining asset (or asset group) life. If the carrying value of the asset (or asset group) is greater than the undiscounted cash flows, the second step of the test is performed to measure the amount of impairment loss. The second step compares the carrying value of the asset to its estimated fair value. If the carrying value exceeds the estimated fair value (less cost to sell), an impairment loss is recognized for the difference.

Quoted market prices in active markets are the best evidence of fair value of a tangible long-lived asset and are used when available. If quoted market prices are not available, the estimate of fair value is based on the best information available, including prices for similar assets and the use of other valuation techniques. A present value analysis of cash flow scenarios is often the best available valuation technique. The use of this technique involves assumptions by management about factors that are uncertain including future cash flows, the appropriate discount rate, and other inputs. Different assumptions for these inputs could create materially different results.

Agent Liabilities

U.S. Cellular has relationships with agents, which are independent businesses that obtain customers for U.S. Cellular. At December 31, 2011 and 2010, U.S. Cellular had accrued $75.3 million and $71.3 million, respectively, for amounts due to agents. This amount is included in Other current liabilities in the Consolidated Balance Sheet.

Other Assets and Deferred Charges

Other assets and deferred charges include legal and other charges related to U.S. Cellular's various borrowing instruments, and are amortized over the respective term of each instrument. The amounts for deferred charges included in the Consolidated Balance Sheet at December 31, 2011 and 2010, are shown net of accumulated amortization of $9.6 million and $11.9 million, respectively.

Asset Retirement Obligations

U.S. Cellular operates cell sites, retail stores and office spaces in its operating markets. A majority of these sites, stores and office spaces are leased. Most of these leases contain terms which require or may require U.S. Cellular to return the leased property to its original condition at the lease expiration date.

U.S. Cellular accounts for asset retirement obligations by recording the fair value of a liability for legal obligations associated with an asset retirement in the period in which the obligations are incurred. At the time the liability is incurred, U.S. Cellular records a liability equal to the net present value of the estimated cost of the asset retirement obligation and increases the carrying amount of the related long-lived asset by an equal amount. The liability is accreted to its present value over a period ending with the estimated settlement date of the respective asset retirement obligation. The carrying amount of the long-lived asset is depreciated over the useful life of the asset. Upon settlement of the obligation, any difference between the cost to retire the asset and the recorded liability (including accretion of discount) is recognized in the Consolidated Statement of Operations.

Treasury Shares	Common Shares repurchased by U.S. Cellular are recorded at cost as treasury shares and result in a reduction of equity. Treasury shares are reissued as part of U.S. Cellular’s stock-based compensation programs. When treasury shares are reissued, U.S. Cellular determines the cost using the first-in, first-out cost method. The difference between the cost of the treasury shares and reissuance price is included in Additional paid-in capital or Retained earnings.
Revenue Recognition

Revenues from wireless operations consist primarily of:

  Charges for access, airtime, roaming, long distance, data and other value added services provided to U.S. Cellular's retail customers and to end users through third-party resellers;
  Charges to carriers whose customers use U.S. Cellular's systems when roaming;
  Sales of equipment and accessories;
  Amounts received from the Universal Service Fund (“USF”) in states where U.S. Cellular has been designated an Eligible Telecommunications Carrier (“ETC”); and
  Redemptions of loyalty reward points for products or services.

Revenues related to wireless services and other value added services are recognized as services are rendered. Revenues billed in advance or in arrears of the services being provided are estimated and deferred or accrued, as appropriate.

Revenues from sales of equipment and accessories are recognized when title and risk of loss passes to the agent or end-user customer.

In October 2009, the FASB issued Accounting Standards Update No. 2009-13, Multiple Deliverable Revenue Arrangements—a consensus of FASB Emerging Issues Task Force ("ASU 2009-13"). ASU 2009-13 provides for less restrictive separation criteria that must be met for a deliverable to be considered a separate unit of accounting. Additionally, under this Standard, there is a hierarchy for determining the selling price of a unit of accounting and consideration must be allocated using a relative-selling price method. U.S. Cellular was required to adopt the provisions of ASU 2009-13 on January 1, 2011, however elected to adopt the provisions as of October 1, 2010 on a retroactive basis to January 1, 2010. The adoption of ASU 2009-13 on October 1, 2010 had no impact on any previously reported financial statement amounts for 2010 interim periods.

U.S. Cellular allocates revenue to each element of these service offerings accounted for under ASU 2009-13 using the relative selling price method. Under this method, arrangement consideration, which consists of the amounts billed to the customer net of any cash-based discounts, are allocated to each element on the basis of their relative selling price, on a stand-alone basis. Such stand-alone selling price is determined in accordance with the following hierarchy:

  U.S. Cellular-specific objective evidence of stand-alone selling price, if available; otherwise
  Third-party evidence of selling price, if it is determinable; otherwise
  A best estimate of stand-alone selling price.

U.S. Cellular estimates stand-alone selling prices of the elements of its service offerings as follows:

  Wireless services – Based on the actual selling price U.S. Cellular offers when such plan is sold on a stand-alone basis, or if the plan is not sold on a stand-alone basis, U.S. Cellular's estimate of the price of such plan based on similar plans that are sold on a stand-alone basis.
  Wireless devices – Based on the selling price of the respective wireless device when it is sold on a stand-alone basis.
  Phone Replacement – Based on U.S. Cellular's estimate of the price of this service if it were sold on a stand-alone basis, which was calculated by estimating the cost of this program plus a reasonable margin.
  Loyalty reward points – By estimating the retail price of the products and services for which points may be redeemed and dividing such amount by the number of loyalty points required to receive such products and services. This is calculated on a weighted average basis and requires U.S. Cellular to estimate the percentage of loyalty points that will be redeemed for each product or service.

U.S. Cellular follows the deferred revenue method of accounting for its loyalty reward program. Under this method, revenue allocated to loyalty reward points is fully deferred as U.S. Cellular does not have sufficient historical data in which to estimate any portion of loyalty reward points that will not be redeemed. Revenue is recognized at the time of customer redemption or when such points have been depleted via a maintenance charge. U.S. Cellular periodically reviews and will revise the redemption and depletion rates as appropriate based on history and related future expectations.

The adoption of ASU 2009-13 required U.S. Cellular to defer the recognition of revenue related to amounts billed to customers that are attributed to loyalty reward points, and therefore impacted the timing of revenue recognition related to such service offerings. As of December 31, 2011 and 2010, $38.9 million and $7.1 million of revenue are deferred, respectively, related to loyalty reward points outstanding as of these dates. These amounts are recorded in Customer deposits and deferred revenues (a current liability account) in the Consolidated Balance Sheet, as customers may redeem their reward points within the current period.

Cash-based discounts and incentives, including discounts to customers who pay their bills through the use of on-line bill payment methods, are recognized as a reduction of Operating revenues concurrently with the associated revenue, and are allocated to the various products and services in the bundled offering based on their respective relative selling price.

In order to provide better control over wireless device quality, U.S. Cellular sells wireless devices to agents. U.S. Cellular pays rebates to agents at the time an agent activates a new customer or retains an existing customer in a transaction involving a wireless device. U.S. Cellular accounts for these rebates by reducing revenues at the time of the wireless device sale to the agent rather than at the time the agent activates a new customer or retains a current customer. Similarly, U.S. Cellular offers certain wireless device sales rebates and incentives to its retail customers and records the revenue net of the corresponding rebate or incentive. The total potential rebates and incentives are reduced by U.S. Cellular's estimate of rebates that will not be redeemed by customers based on historical experience of such redemptions.

Activation fees charged with the sale of service only, where U.S. Cellular does not also sell a wireless device to the customer, are deferred and recognized over the average customer life. U.S. Cellular defers recognition of a portion of commission expenses related to these activations in the amount of deferred activation fee revenues. This method of accounting provides for matching of revenues and direct incremental costs associated with such activations within each reporting period. GAAP requires that activation fees charged with the sale of equipment and service to be allocated to the equipment and service based upon the relative selling prices of each item. This generally results in the recognition of the activation fee as additional wireless device revenue at the time of sale.

ETC revenues recognized in the reporting period represent the amounts which U.S. Cellular is entitled to receive for such period, as determined and approved in connection with U.S. Cellular's designation as an ETC in various states.

Amounts Collected from Customers and Remitted to Governmental Authorities

U.S. Cellular records amounts collected from customers and remitted to governmental authorities net within a tax liability account if the tax is assessed upon the customer and U.S. Cellular merely acts as an agent in collecting the tax on behalf of the imposing governmental authority. If the tax is assessed upon U.S. Cellular, then amounts collected from customers as recovery of the tax are recorded in Service revenues and amounts remitted to governmental authorities are recorded in Selling, general and administrative expenses in the Consolidated Statement of Operations. The amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities totaled $125.2 million, $137.6 million and $109.1 million for 2011, 2010 and 2009, respectively.

Advertising Costs	U.S. Cellular expenses advertising costs as incurred. Advertising costs totaled $257.8 million, $265.2 million and $256.9 million in 2011, 2010 and 2009, respectively.
Income Taxes

U.S. Cellular is included in a consolidated federal income tax return with other members of the TDS consolidated group. TDS and U.S. Cellular are parties to a Tax Allocation Agreement which provides that U.S. Cellular and its subsidiaries be included with the TDS affiliated group in a consolidated federal income tax return and in state income or franchise tax returns in certain situations. For financial statement purposes, U.S. Cellular and its subsidiaries calculate their income, income taxes and credits as if they comprised a separate affiliated group. Under the Tax Allocation Agreement, U.S. Cellular remits its applicable income tax payments to TDS. U.S. Cellular had a tax receivable balance with TDS of $73.7 million and $39.8 million as of December 31, 2011 and 2010, respectively.

Deferred taxes are computed using the liability method, whereby deferred tax assets are recognized for future deductible temporary differences and operating loss carryforwards, and deferred tax liabilities are recognized for future taxable temporary differences. Both deferred tax assets and liabilities are measured using the tax rates anticipated to be in effect when the temporary differences reverse. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized. U.S. Cellular evaluates income tax uncertainties, assesses the probability of the ultimate settlement with the applicable taxing authority and records an amount based on that assessment.

Stock-Based Compensation

U.S. Cellular has established a long-term incentive plan and a Non-Employee Director compensation plan, and previously had an employee stock purchase plan before this was terminated in the fourth quarter of 2011. Also, U.S. Cellular employees were eligible to participate in the TDS employee stock purchase plan before this was terminated in the fourth quarter of 2011. These plans are described more fully in Note 16—Stock-based Compensation. These plans are considered compensatory plans and, therefore, recognition of compensation cost for grants made under these plans is required.

U.S. Cellular values its share-based payment transactions using a Black-Scholes valuation model. Stock-based compensation cost recognized during the period is based on the portion of the share-based payment awards that is ultimately expected to vest. Accordingly, stock-based compensation cost recognized has been reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Pre-vesting forfeitures and expected life are estimated based on historical experience related to similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior. U.S. Cellular believes that its historical experience provides the best estimates of future pre-vesting forfeitures and future expected life. The expected volatility assumption is based on the historical volatility of U.S. Cellular's common stock over a period commensurate with the expected life. The dividend yield assumption is zero because U.S. Cellular has never paid a dividend and has expressed its intention to retain all future earnings in the business. The risk-free interest rate assumption is determined using the implied yield for zero-coupon U.S. government issues with a remaining term that approximates the expected life of the stock options.

Compensation cost for stock option awards is recognized over the respective requisite service period of the awards, which is generally the vesting period, on a straight-line basis for each separate vesting portion of the awards as if the awards were, in-substance, multiple awards (graded vesting attribution method).

Defined Contribution Plans

U.S. Cellular participates in a qualified noncontributory defined contribution pension plan sponsored by TDS; such plan provides pension benefits for the employees of U.S. Cellular and its subsidiaries. Under this plan, pension benefits and costs are calculated separately for each participant and are funded currently. Pension costs were $11.6 million, $11.6 million and $12.8 million in 2011, 2010 and 2009, respectively.

U.S. Cellular also participates in a defined contribution retirement savings plan (“401(k) plan”) sponsored by TDS. Total costs incurred from U.S. Cellular's contributions to the 401(k) plan were $15.5 million, $15.3 million and $14.3 million in 2011, 2010 and 2009, respectively.

Operating Leases

U.S. Cellular is a party to various lease agreements for office space, retail stores, cell sites and equipment that are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. U.S. Cellular accounts for certain operating leases that contain rent abatements, lease incentives and/or fixed rental increases by recognizing lease revenue and expense on a straight-line basis over the lease term.

Recent Accounting Pronouncements

On May 12, 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-04, Fair Value Measurement (Topic 820):  Amendments to Achieve Common Fair Value Measurement and Disclosure.  Although U.S. Cellular does not currently have any financial assets or liabilities that are required to be recorded at fair value in its Consolidated Balance Sheet in accordance with GAAP, certain assets and liabilities are disclosed at fair value (see Note 4—Fair Value Measurements).  Under ASU 2011-04, for these instruments, U.S. Cellular will be required to disclose, in a tabular format, the level within the fair value hierarchy that each of these assets and liabilities are measured.  U.S. Cellular is required to adopt the provisions of ASU 2011-04 effective January 1, 2012.  Early adoption is prohibited.  The adoption of ASU 2011-04 is not expected to have a significant impact on U.S. Cellular's financial position or results of operations.

On June 16, 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220):  Presentation of Comprehensive Income.  ASU 2011-05 amends how Other Comprehensive Income (“OCI”) is presented in the financial statements.  Under this standard, the Statement of Operations and OCI can be presented either continuously in a Statement of Comprehensive Income or in two separate but consecutive statements.  ASU 2011-05 also required entities to present reclassification adjustments by component in both the statement where net income is presented and the statement where OCI is presented. On December 23, 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220):  Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.  ASU 2011-12 defers the effective date pertaining to reclassification adjustments out of accumulated other comprehensive income in ASU 2011-05. U.S. Cellular is required to adopt the revised provisions of ASU 2011-05 effective January 1, 2012.  The adoption of ASU 2011-05 is not expected to have an impact on U.S. Cellular's financial position or results of operations.

On September 15, 2011, the FASB issued ASU 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment. ASU 2011-08 is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. U.S. Cellular is required to adopt the provisions of ASU 2011-08 effective January 1, 2012. Early adoption is permitted. The adoption of ASU 2011-08 is not expected to have a significant impact on U.S. Cellular's financial position or results of operations.

Variable Interest Entities

U.S. Cellular holds a variable interest in the entities listed above. It has made capital contributions and/or advances to these entities. The power to direct the activities of the VIEs that most significantly impact their economic performance is shared. Specifically, the general partner of each of these VIEs has the exclusive right to manage, operate and control the limited partnerships and make all decisions to carry on the business of the partnerships; however, the general partner of each partnership needs consent of the limited partner, a U.S. Cellular subsidiary, to sell or lease certain licenses, to make certain large expenditures, admit other partners or liquidate the limited partnerships. Although the power to direct the activities of the VIEs is shared, U.S. Cellular has a disproportionate level of exposure to the variability associated with the economic performance of the VIEs, indicating that U.S. Cellular is the primary beneficiary of the VIEs in accordance with GAAP. Accordingly, these VIEs are consolidated. U.S. Cellular's capital contributions and advances made to these VIEs totaled $15.8 million and $1.2 million in the years ended December 31, 2011 and 2010, respectively.

From time to time, the FCC conducts auctions through which additional spectrum is made available for the provision of wireless services.  U.S. Cellular participated in spectrum auctions indirectly through its interests in Aquinas Wireless L.P. (“Aquinas Wireless”), King Street Wireless L.P. (“King Street Wireless”), Barat Wireless L.P. (“Barat Wireless”) and Carroll Wireless L.P. (“Carroll Wireless”), collectively, the “limited partnerships.” Each limited partnership participated in and was awarded spectrum licenses in one of four separate spectrum auctions (FCC Auctions 78, 73, 66 and 58). Each limited partnership qualified as a “designated entity” and thereby was eligible for bidding credits with respect to licenses purchased in accordance with the rules defined by the FCC for each auction. In most cases, the bidding credits resulted in a 25% discount from the gross winning bid.

Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Table)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Accounts receivable, allowance for doubtful accounts receivable
	2011	2010	2009
(Dollars in thousands)
Beginning balance	$25,816	$26,624	$8,372
Additions, net of recoveries	62,157	76,292	107,991
Deductions	(64,436)	(77,100)	(89,739)
Ending balance	$23,537	$25,816	$26,624

Revision of Prior Period Amounts (Table)	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Revision of prior period amounts
Consolidated Balance Sheet -- December 31, 2010

	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Cash and cash equivalents	$294,426	$(17,511)	$276,915
Total current assets	1,109,624	(17,511)	1,092,113
Total assets	5,893,060	(17,511)	5,875,549
Accounts payable - trade	281,601	(17,511)	264,090
Total current liabilities	665,995	(17,511)	648,484
Total liabilities and equity	5,893,060	(17,511)	5,875,549

Consolidated Statement of Cash Flows -- Year Ended December 31, 2010

	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Change in Accounts payable - trade	$(14,660)	$(37,908)	$(52,568)
Change in Other assets and liabilities	79,546	(1,994)	77,552
Cash flows from operating activities	874,289	(39,902)	834,387
Cash used for additions to property, plant and equipment	(583,134)	13,811	(569,323)
Cash flows used in investing activities	(791,108)	13,811	(777,297)
Net increase (decrease) in cash	15	(26,091)	(26,076)
and cash equivalents

Consolidated Statement of Cash Flows -- Year Ended December 31, 2009

	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Change in Accounts payable - trade	$47,503	$(11,308)	$36,195
Change in Other assets and liabilities	(51,107)	1,309	(49,798)
Cash flows from operating activities	881,808	(9,999)	871,809
Cash used for additions to property, plant and equipment	(546,758)	15,989	(530,769)
Cash flows used in investing activities	(561,451)	15,989	(545,462)
Net increase (decrease) in cash	123,415	5,990	129,405
and cash equivalents

  In Current Report on Form 8-K filed on November 16, 2011.

Fair Value Measurements (Table)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair value measurements
	December 31,		December 31,
	2011		2010
	Book Value	Fair Value	Book Value	Fair Value
(Dollars in thousands)
Cash and cash equivalents (1)	$424,155	$424,155	$276,915	$276,915
Short-term investments (2)(3)
Certificates of deposit	—	—	250	250
Government-backed securities (4)	127,039	127,039	146,336	146,336
Long-term investments (2)(5)
Government-backed securities (4)	30,057	30,140	46,033	46,034
Long-term debt (6)	876,111	899,022	863,657	850,374

  In preparing its Consolidated Statement of Cash Flows for the year ended December 31, 2011, U.S. Cellular discovered certain errors related to the classification of outstanding checks with the right of offset. This error resulted in the misstatement of Cash for the year ended December 31, 2010. The amounts herein have been revised to reflect the proper amounts. See Note 2 — Revision of Prior Period Amounts for additional information.

  Designated as held-to-maturity investments and are recorded at amortized cost in the Consolidated Balance Sheet.

  Maturities are less than twelve months from the respective balance sheet dates.

  Includes U.S. treasuries and corporate notes guaranteed under the Federal Deposit Insurance Corporation's Temporary Liquidity Guarantee Program.

  Maturities range between 18 and 21 months from the balance sheet date.

  Excludes capital lease obligations and current portion of Long-term debt.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income taxes receivable
December 31,	2011	2010
(Dollars in thousands)
Federal income taxes receivable	$73,525	$39,656
State income taxes receivable	1,266	1,741
	$74,791	$41,397

Income tax expense
Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Current
Federal	$(90,235)	$19,290	$69,942
State	1,049	(11,059)	648
Deferred
Federal	187,581	57,759	41,884
State	15,683	15,968	5,376
	$114,078	$81,958	$117,850

Income tax reconciliation
Year Ended December 31,	2011		2010		2009
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$109.5	35.0%	$84.4	35.0%	$122.2	35.0%
State income taxes, net of federal benefit (1)	5.2	1.7	5.0	2.1	0.1	0.1
Effect of noncontrolling interests	(4.9)	(1.6)	(4.6)	(1.9)	(4.8)	(1.4)
Correction of deferred taxes (2)	5.4	1.7	—	—	—	—
Other differences, net	(1.1)	(0.3)	(2.8)	(1.2)	0.4	0.1
Effective income tax expense and rate	$114.1	36.5%	$82.0	34.0%	$117.9	33.8%

  Net state income taxes include changes in the valuation allowance. These changes primarily relate to the ability to utilize state net operating losses as a result of state income tax law changes.

  U.S. Cellular recorded an immaterial adjustment to correct deferred tax balances related to a difference in the tax basis of certain partnership investments for errors occurring prior to 2009.

Temporary income tax differences
December 31,	2011	2010
(Dollars in thousands)
Noncurrent deferred tax assets
Net operating loss ("NOL") carryforwards	$48,565	$33,724
Stock-based compensation	19,079	17,204
Other	36,195	38,998
	103,839	89,926
Less valuation allowance	(29,262)	(28,252)
Total noncurrent deferred tax assets	74,577	61,674
Noncurrent deferred tax liabilities
Property, plant and equipment	482,433	323,334
Licenses/intangibles	267,344	246,599
Partnership investments	120,941	71,566
Other	3,049	3,619
Total noncurrent deferred tax liabilities	873,767	645,118
Net noncurrent deferred income tax liability	$799,190	$583,444

Income tax unrecognized benefits summary
	2011	2010	2009
(Dollars in thousands)
Unrecognized tax benefits balance at January 1,	$32,547	$34,442	$27,786
Additions for tax positions of current year	4,487	5,119	4,966
Additions for tax positions of prior years	332	550	3,114
Reductions for tax positions of prior years	(1,104)	(1,560)	(1,399)
Reductions for settlements of tax positions	(244)	(5,938)	—
Reductions for lapses in statutes of limitations	(7,273)	(66)	(25)
Unrecognized tax benefits balance at December 31,	$28,745	$32,547	$34,442

Deferred tax valuation allowance
	2011 (1)	2010	2009
(Dollars in thousands)
Balance at January 1	$29,891	$19,234	$23,565
Charged to costs and expenses	(1,450)	(832)	(10,348)
Charged to other accounts	1,820	11,489	6,017
Balance at December 31,	$30,261	$29,891	$19,234

Variable Interest Entities VIEs (Tables)	12 Months Ended
Dec. 31, 2011
Variable Interest Intities VIEs
Consolidated VIE assets and liabilities
December 31,	2011	2010
(Dollars in thousands)
Assets
Cash	$12,086	$1,673
Other current assets	47	323
Licenses	483,059	487,962
Property, plant and equipment	9,450	1,548
Other assets and deferred charges	153	—
Total assets	$504,795	$491,506

Liabilities
Current liabilities	$957	$95
Total liabilities	$957	$95

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share Abstract
Earnings per share

Year ended December 31,	2011	2010	2009
(Dollars and shares in thousands,
except earnings per share)
Net income attributable to U.S. Cellular shareholders	$175,041	$136,074	$209,547

Weighted average number of shares used
in basic earnings per share	84,877	86,128	86,946
Effect of dilutive securities:
Stock options	114	89	21
Restricted stock units	344	301	201
Weighted average number of shares used
in diluted earnings per share	85,335	86,518	87,168

Basic earnings per share attributable to
U.S. Cellular shareholders	$2.06	$1.58	$2.41

Diluted earnings per share attributable to
U.S. Cellular shareholders	$2.05	$1.57	$2.40

Summary of antidilutive shares
	2011	2010	2009
(Shares in thousands)
Stock options	1,399	1,771	2,045

Restricted stock units	215	224	193

Acquisitions, Divestures and Exchanges (Tables)	12 Months Ended
Dec. 31, 2011
Business Acquisition Purchase Price Allocation Abstract
Acquisitions, Divestures and Exchanges
		Allocation of Purchase Price
(Dollars in thousands)	Purchase price (1)	Goodwill	Licenses	Intangible assets subject to amortization (2)	Net tangible assets (liabilities)

2011
Licenses	$4,406	$—	$4,406	$—	$—
Business (3)(4)	24,572	—	15,592	2,252	6,728
Total	$28,978	$—	$19,998	$2,252	$6,728

2010
Licenses	$17,101	$—	$17,101	$—	$—
Total	$17,101	$—	$17,101	$—	$—

  Cash amounts paid for the acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.

  Intangible assets subject to amortization acquired in 2011 are classified as Assets held for sale and as a result are not amortized.

  Includes only the acquired interest and does not include amounts attributable to U.S. Cellular's pre-existing noncontrolling interest described above in this Note 8.

  Licenses, Intangible assets subject to amortization and a portion of Net tangible assets (liabilities) are included in amounts reported as Assets held for sale in the Consolidated Balance Sheet.

Licenses and Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Licenses
Licenses
Licenses
Year Ended December 31,	2011	2010
(Dollars in thousands)
Balance, beginning of year	$1,452,101	$1,435,000
Acquisitions	4,406	17,101
Exchanges	11,842	—
Other	2,420	—
Balance, end of year	$1,470,769	$1,452,101

Goodwill
Goodwill
Goodwill
Year Ended December 31,	2011	2010
(Dollars in thousands)
Assigned value at time of acquisition	$494,737	$494,737
Accumulated impairment losses in prior periods	—	—
Balance, beginning of year	494,737	494,737
Acquisitions	—	—
Balance, end of year	$494,737	$494,737

Investment in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2011
Equity Method Investment, Summarized Financial Information [Abstract]
Equity and cost method investments
December 31,	2011	2010
(Dollars in thousands)
Equity method investments:
Capital contributions, loans and advances	$13,787	$22,885
Cumulative share of income	928,019	857,533
Cumulative share of distributions	(805,321)	(721,182)
	136,485	159,236
Cost method investments	1,611	1,611
Total investments in unconsolidated entities	$138,096	$160,847

Equity method investments, summarized results of operations
Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Results of Operations
Revenues	$5,519,024	$4,950,306	$4,793,269
Operating expenses	4,282,277	3,549,098	3,418,116
Operating income	1,236,747	1,401,208	1,375,153
Other income, net	4,976	37,701	42,898
Net income	$1,241,723	$1,438,909	$1,418,051

Equity method investments, summarized financial position
December 31,	2011	2010
(Dollars in thousands)
Assets
Current	$404,751	$392,042
Due from affiliates	199,167	396,201
Property and other	1,935,125	1,962,128
	$2,539,043	$2,750,371

Liabilities and Equity
Current liabilities	$300,780	$277,035
Deferred credits	79,787	69,750
Long-term liabilities	22,943	24,558
Long-term capital lease obligations	234	43,657
Partners' capital and shareholders' equity	2,135,299	2,335,371
	$2,539,043	$2,750,371

Property, Plant and Equipment (Table)	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Property, plant and equipment
	Useful Lives
December 31,	(Years)	2011	2010
(Dollars in thousands)
Land	N/A	$30,807	$26,791
Buildings	20	330,925	317,474
Leasehold and land improvements	1-30	1,129,818	1,048,278
Cell site equipment	6-25	2,874,397	2,676,878
Switching equipment	1-8	1,113,780	991,934
Office furniture and equipment	3-5	570,776	520,756
Other operating assets and equipment	5-25	127,253	120,586
System development	3-7	545,193	471,334
Work in process	N/A	285,500	166,506
		7,008,449	6,340,537
Accumulated depreciation and amortization		(4,218,147)	(3,766,015)
		$2,790,302	$2,574,522

Asset Retirement Obligations (Table)	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligation [Abstract]
Asset retirement obligations
(Dollars in thousands)	2011	2010

Balance, beginning of period	$128,709	$118,742
Additional liabilities accrued	2,105	4,757
Revisions in estimated cash outflows	5,888	(1,382)
Disposition of assets	(1,323)	(2,086)
Accretion expense	8,023	8,678
Balance, end of period	$143,402	$128,709

Debt (Table)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Revolving credit facilities
(Dollars in millions)
Maximum borrowing capacity	$300.0
Letters of credit outstanding	$0.2
Amount borrowed	$—
Amount available for use	$299.8
Fees on borrowing capacity, rate	0.41%
Borrowing rate: One-month London Interbank Offered Rate ("LIBOR") plus contractual spread (1)	0.50%
LIBOR	0.30%
Contractual spread	0.20%
Range of commitment fees (2)
Low	0.20%
High	0.45%
Fees recognized
2011	$1.2
2010	$3.8
2009	$5.9
Agreement date	December 2010
Maturity date	December 2015

  Borrowings under the revolving credit facility bear interest at LIBOR plus a contractual spread based on U.S. Cellular's credit rating or, at U.S. Cellular's option, an alternate “Base Rate” as defined in the revolving credit agreement. U.S. Cellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by U.S. Cellular and approved by the lenders). If U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.

  The revolving credit facility has commitment fees based on the unsecured senior debt ratings assigned to U.S. Cellular by certain ratings agencies.

Long term debt
December 31,				2011	2010
(Dollars in thousands)	Issuance date	Maturity date	Call date (1)
Unsecured Senior Notes (2)
6.7%	December 2003 and June 2004	December 2033	December 2003	$544,000	$544,000
Less: 6.7% Unamortized discount				(9,889)	(10,343)
				534,111	533,657
6.95% (3)	May 2011	May 2060	May 2016	342,000	—
7.5% (4)	June 2004	June 2034	June 2009	—	330,000
Obligation on capital leases				4,336	4,385
Total long-term debt				880,447	868,042
Less: Current portion of long-term debt				127	101
Total long-term debt, excluding current portion				$880,320	$867,941

  U.S. Cellular may redeem the 6.95% Senior Notes, in whole or in part at any time after the call date, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest. U.S. Cellular may redeem the 6.7% Senior Notes, in whole or in part, at any time prior to maturity at a redemption price equal to the greater of (a) 100% of the principal amount of such notes, plus accrued and unpaid interest, or (b) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date on a semi-annual basis at the Treasury Rate plus 30 basis points.

  Interest on the 6.7% Senior Notes is payable semi-annually, and on the 6.95% Senior Notes is payable quarterly.

  Capitalized debt issuance costs totaled $11.0 million and are being amortized over the life of the notes. Such issuance costs are included in Other assets and deferred charges.

  On June 20, 2011, U.S. Cellular used substantially all of the net proceeds from the issuance of the 6.95% Senior Notes to redeem $330 million (the entire outstanding amount) of its unsecured 7.5% Senior Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest to the redemption date. This redemption required U.S. Cellular to write-off to interest expense $8.2 million of previously capitalized debt issuance costs related to the 7.5% Senior Notes in 2011.

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Lease Commitments
	Operating Leases	Operating Leases	Capital Leases
	Future Minimum	Future Minimum	Future Minimum
	Rental Payments	Rental Receipts	Rental Payments
(Dollars in thousands)
2012	$144,738	$37,699	$548
2013	124,623	31,165	564
2014	98,932	25,286	573
2015	80,187	16,497	582
2016	62,601	6,710	594
Thereafter	695,895	925	5,305
Total	$1,206,976	$118,282	8,166
Less: Interest expense			(3,830)
Present value of minimum lease payments			4,336
Less: Current portion of obligations under capital leases			(127)
Long-term portion of obligations under capital leases			$4,209

Common Shareholders' Equity (Table)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Share repurchases
Year Ended December 31,	Number of Shares	Average Cost Per Share	Amount
(Dollars and share amounts in thousands)
2011
U.S. Cellular Common Shares	1,276	$48.82	$62,294

2010
U.S. Cellular Common Shares	1,235	$42.76	$52,827

2009
U.S. Cellular Common Shares	887	$37.86	$33,585

Stock-Based Compensation (Table)	12 Months Ended
Dec. 31, 2011
Stock based compensation
Stock-based compensation
Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Stock option awards	$9,549	$7,179	$7,024
Restricted stock unit awards	10,037	10,056	8,640
Deferred compensation matching stock unit awards	12	165	151
Awards under employee stock purchase plan	255	314	241
Awards under Non-Employee Director compensation plan	330	330	306
Total stock-based compensation, before income taxes	20,183	18,044	16,362
Income tax benefit	(7,581)	(6,812)	(6,154)
Total stock-based compensation expense, net of income taxes	$12,602	$11,232	$10,208

Stock-based compensation, allocation by financial statement line item
December 31,	2011	2010	2009
(Dollars in thousands)
Selling, general and administrative expense	$17,538	$16,009	$14,512
System operations	2,645	2,035	1,850
Total stock-based compensation expense	$20,183	$18,044	$16,362

Common Shares | 2005 Long-Term Incentive Plan
Stock based compensation
Stock-based compensation, fair value assumptions
	2011	2010	2009
Expected life	4.3 years	0.9-8.0 years	3.9 years
Expected volatility	43.4%-44.8%	26.9%-43.9%	40.3%-44.2%
Dividend yield	0%	0%	0%
Risk-free interest rate	0.7%-2.0%	0.4%-3.1%	1.2%-2.2%
Estimated annual forfeiture rate	0.0%-7.8%	0.0%-8.4%	6.9%

Summary of stock options
					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
	Options	Price	Fair Value	Value	(in years)

Outstanding at December 31, 2008	1,626,000	$57.15
(624,000 exercisable)		51.56
Granted	748,000	34.21	$11.75
Exercised	(181,000)	34.01		$821,000
Forfeited	(130,000)	47.98
Expired	(34,000)	56.84
Outstanding at December 31, 2009	2,029,000	$51.37
(1,046,000 exercisable)		54.40
Granted	831,000	41.98	$13.75
Exercised	(317,000)	38.60		$1,555,000
Forfeited	(88,000)	44.28
Expired	(193,000)	61.50
Outstanding at December 31, 2010	2,262,000	$49.12
(1,151,000 exercisable)		$54.64
Granted	595,000	51.70	$19.42
Exercised	(173,000)	37.50		$2,099,000
Forfeited	(72,000)	45.97
Expired	(175,000)	57.05
Outstanding at December 31, 2011	2,437,000	50.10		$4,423,000	6.9
(1,321,000 exercisable)		53.68		$2,361,000	5.5

Summary of nonvested restricted stock units
	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2010	752,000	$42.69
Granted	346,000	49.35
Vested	(189,000)	55.93
Forfeited	(64,000)	42.48
Nonvested at December 31, 2011	845,000	$42.48

Supplemental Cash Flow (Table)	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Supplemental cash flow disclosures
Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Interest paid	$60,604	$59,049	$77,877
Income taxes paid (refunded)	$(54,469)	$53,050	$36,863

Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Common Shares withheld (1)	120,250	310,388	200,025

Aggregate value of Common Shares withheld	$5,952	$13,527	$7,622

Cash receipts upon exercise of stock options	5,447	3,574	1,572
Cash disbursements for payment of taxes (2)	(3,512)	(3,065)	(1,654)
Net cash receipts (disbursements) from exercise of stock
options and vesting of other stock awards	$1,935	$509	$(82)

  Such shares were withheld to cover the exercise price of stock options, if applicable, and required tax withholdings.

  In certain situations, U.S. Cellular withholds shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting.  U.S. Cellular then pays the amount of the required tax withholdings to the taxing authorities in cash.

Summary of Significant Accounting Policies and Recent Accounting Pronoucements (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 number	Dec. 31, 2010	Dec. 31, 2009
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Number of customers	5,900,000
Short-term investments	$ 127,039,000	$ 146,586,000
Long-term investments	30,057,000	46,033,000
Agent liability	75,300,000	71,300,000
Amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities	125,200,000	137,600,000	109,100,000
Advertising costs	257,800,000	265,200,000	256,900,000
Income taxes receivable	74,791,000	41,397,000
Depreciation method used	Depreciation is provided using the straight-line method over the estimated useful life of the assets. U.S. Cellular depreciates leasehold improvement assets associated with leased properties over periods ranging from one to thirty years; such periods approximate the shorter of the assets' economic lives or the specific lease terms. Useful lives of specific assets are reviewed throughout the year to determine if changes in technology or other business changes would warrant accelerating the depreciation of those specific assets. U.S. Cellular did not materially change the useful lives of its property, plant and equipment in 2011, 2010 or 2009.
Accumulated amortization of deferred charges	9,600,000	11,900,000
TDS
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
TDS ownership of U.S. Cellular	84.00%
Income taxes receivable	73,700,000	39,800,000
401(k)
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Defined contribution cost	15,500,000	15,300,000	14,300,000
Pension
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Defined contribution cost	11,600,000	11,600,000	12,800,000
Allowance for doubtful accounts
Accounts receivable
Allowance for doubtful accounts, beginning balance	25,816,000	26,624,000	8,372,000
Additions, net of recoveries	62,157,000	76,292,000	107,991,000
Deductions	(64,436,000)	(77,100,000)	(89,739,000)
Allowance for doubtful accounts, ending balance	23,537,000	25,816,000	26,624,000
Loyalty Rewards Program
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Deferred revenue	$ 38,900,000	$ 7,100,000

Revision of Prior Period Amounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Revision of prior period disclosures, reason for revision	In preparing its Consolidated Statement of Cash Flows for the year ended December 31, 2011, U.S. Cellular discovered certain errors related to the classification of outstanding checks with the right of offset, and related to the classification of Accounts payable - trade for Additions to property, plant and equipment as non-cash investing activities for purposes of preparing the Consolidated Statement of Cash Flows. These errors resulted in the misstatement of Cash and cash equivalents and Accounts payable - trade as of December 31, 2010 and each quarterly period in 2011, and the misstatement of Cash flows from operating activities and Cash flows from investing activities for the years ended December 31, 2010 and 2009 and each of the quarterly periods in 2011 and 2010. In accordance with SEC Staff Accounting Bulletin Nos. 99 and 108 (“SAB 99” and “SAB 108”), U.S. Cellular evaluated these errors and determined that they were immaterial to each of the reporting periods affected and, therefore, amendment of previously filed reports was not required. However, in order to provide consistency in the Consolidated Statement of Cash Flows and as permitted by SAB 108, revisions for these immaterial amounts to previously reported annual amounts are reflected in the financial information herein and will be reflected in future filings containing such financial information as permitted by SAB 108.
Consolidated Balance Sheet
Cash and cash equivalents	$ 424,155	$ 276,915		$ 302,991		$ 173,586
Total current assets	1,292,843	1,092,113
Total assets	6,327,976	5,875,549
Accounts payable
Trade	303,779	264,090
Total current liabilities	722,280	648,484
Total liabilities and equity	6,327,976	5,875,549
Consolidated Statement of Cash Flows
Accounts payable - trade	28,410	(52,568)		36,195
Other assets and liabilities	(3,296)	77,552		(49,798)
Cash flows from operating activities	987,862	834,387		871,809
Cash used for additions to property, plant and equipment	(771,798)	(569,323)		(530,769)
Cash flows from investing activities	(759,603)	(777,297)		(545,462)
Net increase (decrease) in cash and cash equivalents	147,240	(26,076)		129,405
As Previously Reported
Consolidated Balance Sheet
Cash and cash equivalents		294,426	[1]
Total current assets		1,109,624	[1]
Total assets		5,893,060	[1]
Accounts payable
Trade		281,601	[1]
Total current liabilities		665,995	[1]
Total liabilities and equity		5,893,060	[1]
Consolidated Statement of Cash Flows
Accounts payable - trade		(14,660)	[1]	47,503	[1]
Other assets and liabilities		79,546	[1]	(51,107)	[1]
Cash flows from operating activities		874,289	[1]	881,808	[1]
Cash used for additions to property, plant and equipment		(583,134)	[1]	(546,758)	[1]
Cash flows from investing activities		(791,108)	[1]	(561,451)	[1]
Net increase (decrease) in cash and cash equivalents		15	[1]	123,415	[1]
Adjustment
Consolidated Balance Sheet
Cash and cash equivalents		(17,511)
Total current assets		(17,511)
Total assets		(17,511)
Accounts payable
Trade		(17,511)
Total current liabilities		(17,511)
Total liabilities and equity		(17,511)
Consolidated Statement of Cash Flows
Accounts payable - trade		(37,908)		(11,308)
Other assets and liabilities		(1,994)		1,309
Cash flows from operating activities		(39,902)		(9,999)
Cash used for additions to property, plant and equipment		13,811		15,989
Cash flows from investing activities		13,811		15,989
Net increase (decrease) in cash and cash equivalents		$ (26,091)		$ 5,990

[1]	In Current Report on Form 8-K filed on November 16, 2011.

Noncontrolling Interests (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Temporary Equity [Abstract]
Termination dates of mandatorily redeemable noncontrolling interests	2085 to 2107
Settlement value of mandatorily redeemable noncontrolling interests	$ 186.4
Carrying value of mandatorily redeemable noncontrolling interests	$ 72

Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 424,155		$ 276,915		$ 302,991	$ 173,586
Short-term investments	127,039		146,586
Long-term investments	30,057		46,033
Long term investment maturities - begin	18 months from December 31, 2011
Long term investment maturities - end	21 months from December 31, 2011
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	424,155	[1]	276,915	[1]
Long-term investments	30,140	[2],[3],[4]	46,034	[2],[3],[4]
Long-term debt	899,022	[5]	850,374	[5]
Fair Value | Certificates of deposit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments			250	[2],[6]
Fair Value | Government backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	127,039	[2],[3],[6]	146,336	[2],[3],[6]
Book Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	424,155	[1]	276,915	[1]
Long-term investments	30,057	[2],[3],[4]	46,033	[2],[3],[4]
Long-term debt	876,111	[5]	863,657	[5]
Book Value | Certificates of deposit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments			250	[2],[6]
Book Value | Government backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	$ 127,039	[2],[3],[6]	$ 146,336	[2],[3],[6]

[1]	In preparing its Consolidated Statement of Cash Flows for the year ended December 31, 2011, U.S. Cellular discovered certain errors related to the classification of outstanding checks with the right of offset. This error resulted in the misstatement of Cash for the year ended December 31, 2010. The amounts herein have been revised to reflect the proper amounts. See Note 2 — Revision of Prior Period Amounts for additional information.
[2]	Designated as held-to-maturity investments and are recorded at amortized cost in the Consolidated Balance Sheet.
[3]	Includes U.S. treasuries and corporate notes guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program.
[4]	Maturities range between 18 and 21 months from the balance sheet date.
[5]	Excludes capital lease obligations and current portion of Long-term debt.
[6]	Maturities are less than twelve months from the respective balance sheet dates.

Income Taxes, Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income taxes receivable	$ 74,791	$ 41,397
Federal
Income Tax Disclosure [Abstract]
Income taxes receivable	73,525	39,656
State
Income Tax Disclosure [Abstract]
Income taxes receivable	$ 1,266	$ 1,741

Income Taxes, Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax expense
Current federal income tax expense	$ (90,235)	$ 19,290	$ 69,942
Current state income tax expense	1,049	(11,059)	648
Deferred federal income tax expense	187,581	57,759	41,884
Deferred state income tax expense	15,683	15,968	5,376
Total income tax expense	$ 114,078	$ 81,958	$ 117,850

Income Taxes, Expense Reconciliation (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income tax expense reconciliation
Statutory federal income tax expense	$ 109,500,000		$ 84,400,000		$ 122,200,000
State income taxes, net of federal benefit	5,200,000	[1]	5,000,000	[1]	100,000	[1]
Effect of noncontrolling interests	(4,900,000)		(4,600,000)		(4,800,000)
Correction of deferred taxes	5,400,000	[2]
Other differences, net	(1,100,000)		(2,800,000)		400,000
Total income tax expense	$ 114,078,000		$ 81,958,000		$ 117,850,000

[1]	Net state income taxes include changes in the valuation allowance. These changes primarily relate to the ability to utilize state net operating losses as a result of state income tax law changes.
[2]	U.S. Cellular recorded an immaterial adjustment to correct deferred tax balances related to a difference in the tax basis of certain partnership investments for errors occurring prior to 2009.

Income Taxes, Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income tax rate reconciliation
Statutory federal income tax rate	35.00%		35.00%		35.00%
Effect of state income tax, net of federal benefit	1.70%	[1]	2.10%	[1]	0.10%	[1]
Effect of noncontrolling interests on income tax rate	(1.60%)		(1.90%)		(1.40%)
Effect of correction of deferred taxes on income tax rate	1.70%	[2]
Other differences effect on income tax rate	(0.30%)		(1.20%)		0.10%
Total income tax rate	36.50%		34.00%		33.80%

[1]	Net state income taxes include changes in the valuation allowance. These changes primarily relate to the ability to utilize state net operating losses as a result of state income tax law changes.
[2]	U.S. Cellular recorded an immaterial adjustment to correct deferred tax balances related to a difference in the tax basis of certain partnership investments for errors occurring prior to 2009.

Income Taxes, Components of Deferred Income Tax (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components Of Deferred Tax Assets And Liabilities Abstract
Net current deferred income tax asset	$ 31,905	$ 26,757
Noncurrent deferred income tax assets
Net operating loss ("NOL") carryforwards	48,565	33,724
Stock-based compensation	19,079	17,204
Other	36,195	38,998
Gross noncurrent deferred income tax assets	103,839	89,926
Less valuation allowance	(29,262)	(28,252)
Total noncurrent deferred income tax assets	74,577	61,674
Noncurrent deferred income tax liabilities
Licenses/intangibles	267,344	246,599
Property, plant and equipment	482,433	323,334
Partnership investments	120,941	71,566
Other	3,049	3,619
Total noncurrent deferred income tax liabilities	873,767	645,118
Net noncurrent deferred income tax liability	$ 799,190	$ 583,444

Income Taxes, Net Operating Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
State NOL carryforwards	890.4
Deferred tax asset for State NOL carryforwards	41.1
Deferred tax asset for Federal NOL carryforward (entities not on Federal return)	7.5
Federal
Operating Loss Carryforwards [Line Items]
Expiration of NOL carryforwards	between 2012 and 2031
State
Operating Loss Carryforwards [Line Items]
Expiration of NOL carryforwards	between 2012 and 2031

Income Taxes, Unrecognized Tax Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of unrecognized income tax benefits
Unrecognized tax benefit, beginning balance	$ 32,547,000	$ 34,442,000	$ 27,786,000
Additions for tax positions of current year	4,487,000	5,119,000	4,966,000
Additions for tax positions of prior years	332,000	550,000	3,114,000
Reductions for tax positions of prior years	(1,104,000)	(1,560,000)	(1,399,000)
Reductions for settlements of tax positions	(244,000)	(5,938,000)
Reductions for lapses in statutes of limitations	(7,273,000)	(66,000)	(25,000)
Unrecognized tax benefit, ending balance	28,745,000	32,547,000	34,442,000
Effect of unrecognized tax benefit on income tax expense	$ 18,700,000	$ 21,100,000	$ 18,900,000

Income Taxes, Deferred Tax Valuation Allowance (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Deferred tax valuation allowance, rollfoward
Reduction of current deferred income tax assets due to valuation allowance	$ 1,000,000
Reduction of noncurrent deferred income tax assets due to valuation allowance	29,300,000
Deferred tax asset valuation allowance
Deferred tax valuation allowance, rollfoward
Balance at beginning of period	29,891,000		19,234,000	23,565,000
Charged to Costs and Expenses	(1,450,000)		(832,000)	(10,348,000)
Charged to Other Accounts	1,820,000		11,489,000	6,017,000
Balance at end of period	$ 30,261,000	[1]	$ 29,891,000	$ 19,234,000

[1]	As of December 31, 2011, the valuation allowance reduced current deferred tax assets by $1.0 million and noncurrent deferred tax assets by $29.3 million.

Income Taxes, Additional Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
Range of potential change in unrecognized tax benefits due to closure of state income tax audits and expiration of statutes of limitations within the next year	$ 9.7
Net accrued interest and penalties, total	15.6	19.3
Accrued interest and penalties related to unrecognized income tax benefits	$ (2.6)	$ 3	$ 2.1
Federal
Income Tax Disclosure [Abstract]
Open tax years by major tax jurisdiction	The TDS consolidated group remains subject to federal income tax audits for the tax years after 2007.
State
Income Tax Disclosure [Abstract]
Open tax years by major tax jurisdiction	With only a few exceptions, TDS is no longer subject to state income tax audits for years prior to 2007.

Variable Interest Entities VIEs (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets
Cash and cash equivalents	$ 424,155,000	$ 276,915,000	$ 302,991,000	$ 173,586,000
Other current assets	10,096,000	10,804,000
Licenses	1,470,769,000	1,452,101,000	1,435,000,000
Property, plant and equipment, net	2,790,302,000	2,574,522,000
Other assets and deferred charges	59,290,000	50,367,000
Liabilities
Customer deposits and deferred revenues	181,355,000	146,428,000
Current liabilities	722,280,000	648,484,000
Capital contributions and advances	15,800,000	1,200,000
Noncontrolling interests with redemption features	1,005,000	855,000
Variable Interest Entities (VIE's)
Assets
Cash and cash equivalents	12,086,000	1,673,000
Other current assets	47,000	323,000
Licenses	483,059,000	487,962,000
Property, plant and equipment, net	9,450,000	1,548,000
Other assets and deferred charges	153,000
Total assets	504,795,000	491,506,000
Liabilities
Current liabilities	957,000	95,000
Total liabilities	$ 957,000	$ 95,000
VIE put options	true
Put option exercisable dates	The limited partnership agreements also provide the general partner with a put option whereby the general partner may require the limited partner, a subsidiary of U.S. Cellular, to purchase its interest in the limited partnership. The general partner’s put options related to its interests in Carroll Wireless, Barat Wireless, King Street Wireless and Aquinas Wireless will become exercisable in 2013, 2017, 2019 and 2020, respectively.

Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings per share
Net income attributable to U.S. Cellular shareholders	$ 175,041	$ 136,074	$ 209,547
Weighted average number of shares used in basic earnings per share
Weighted average number of shares used in basic earnings per share	84,877	86,128	86,946
Effect of dilutive securities:
Stock options	114	89	21
Restricted stock units	344	301	201
Weighted average number of shares used in diluted earnings per share	85,335	86,518	87,168
Basic earnings per share attributable to U.S. Cellular shareholders	$ 2.06	$ 1.58	$ 2.41
Diluted earnings per share attributable to U.S. Cellular shareholders	$ 2.05	$ 1.57	$ 2.4
Stock Options Member
Effect of dilutive securities:
Antidilutive securities	1,399	1,771	2,045
Restricted Stock Member
Effect of dilutive securities:
Antidilutive securities	215	224	193

Acquisitions, Divestures and Exchanges (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 Businesses		May 08, 2011 Businesses	Dec. 31, 2011 Businesses Expected event	Dec. 31, 2011 Licenses		Dec. 31, 2010 Licenses
Acquisitions, divestures and exchanges
Licenses	$ 19,998,000		$ 17,101,000		$ 15,592,000	[1],[2]			$ 4,406,000		$ 17,101,000
Intangible assets subject to amortization	2,252,000	[3]			2,252,000	[1],[2],[3]
Net tangible assets (liabilities)	6,728,000				6,728,000	[1],[2]
Purchase Price	28,978,000	[4]	17,101,000	[4]	24,572,000	[1],[2],[4]			4,406,000	[4]	17,101,000	[4]
Date of acquisition					5/9/2011
Acquired entity					wireless business
Cash paid to acquire					24,600,000
Fair value equity investment prior to acquisition							25,700,000
Gain on investment, equity investment remeasurement					13,400,000
Ownership interest in equity method investment							49.00%
Proceeds from sale of business								$ 50,000,000
Agreement date								11/11/2011
Valuation technique, noncontrolling interest of acquired entity					an income approach valuation method

[1]	Includes only the acquired interest and does not include amounts attributable to U.S. Cellular’s pre-existing noncontrolling interest described above in this Note 8.
[2]	Licenses, Intangible assets subject to amortization and a portion of Net tangible assets (liabilities) are included in amounts reported as Assets held for sale in the Consolidated Balance Sheet.
[3]	Intangible assets subject to amortization acquired in 2011 are classified as Assets held for sale and as a result are not amortized.
[4]	Cash amounts paid for the acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.

Acquisitions, Divestures and Exchanges 2 (Details) (USD $)	12 Months Ended				8 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Spectrum exchange	Dec. 31, 2011 Assets held for sale
Business acquisition, additional information
Revenue	$ 4,343,346,000	$ 4,177,681,000	$ 4,213,880,000		$ 20,700,000
Operating income	280,780,000	201,473,000	325,525,000		14,800,000
Assets held for sale	49,647,000
Liabilities held for sale	1,051,000
Assets held for sale - Current assets	4,200,000
Assets held for sale - Investments	36,500,000
Assets held for sale - Property, plant and equipment	8,900,000
Nonmonetary transactions
Gain on asset exchange				$ 11,800,000
Asset exchange, valuation method				difference between the fair value of the licenses received, calculated using a market approach valuation method, and the carrying value of the licenses surrendered
Agreement date				9/30/2011

Licenses and Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Licenses
Balance, beginning of period	$ 1,452,101	$ 1,435,000
Acquisitions	4,406	17,101
Exchanges	11,842
Impairment			(14,000)
Other	2,420
Balance, end of period	1,470,769	1,452,101	1,435,000
Goodwill
Assigned value at time of acquisition	494,737	494,737
Balance, beginning of period	494,737	494,737
Balance, end of period	$ 494,737	$ 494,737	$ 494,737

Investments in Unconsolidated Entities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity and cost method investments
Capital contributions, loans and advances	$ 13,787	$ 22,885
Cumulative share of income	928,019	857,533
Cumulative share of distributions	(805,321)	(721,182)
Equity method investments	136,485	159,236
Cost method investments	1,611	1,611
Total investments in unconsolidated entities	138,096	160,847
Equity in earnings of unconsolidated entities	83,566	97,318	96,800
Los Angeles SMSA Limited Partnership
Equity and cost method investments
Equity in earnings of unconsolidated entities	55,300	64,800	64,700
Ownership interest in equity method investment	5.50%	5.50%	5.50%
Aggregate equity method investments
Assets
Current	404,751	392,042
Due from affiliates	199,167	396,201
Property and other	1,935,125	1,962,128
Total assets	2,539,043	2,750,371
Liabilities and Equity
Current liabilities	300,780	277,035
Deferred credits	79,787	69,750
Long-term liabilities	22,943	24,558
Long-term capital lease obligations	234	43,657
Partners' capital and stockholders' equity	2,135,299	2,335,371
Total liabilities and equity	2,539,043	2,750,371
Summarized results of operations, equity method investments
Revenues	5,519,024	4,950,306	4,793,269
Operating expenses	4,282,277	3,549,098	3,418,116
Operating income	1,236,747	1,401,208	1,375,153
Other income (expense)	4,976	37,701	42,898
Net income	$ 1,241,723	$ 1,438,909	$ 1,418,051

Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Land	$ 30,807,000	$ 26,791,000
Buildings	330,925,000	317,474,000
Leasehold and land improvements	1,129,818,000	1,048,278,000
Cell site equipment	2,874,397,000	2,676,878,000
Switching equipment	1,113,780,000	991,934,000
Office furniture and equipment	570,776,000	520,756,000
Other operating equipment	127,253,000	120,586,000
System development	545,193,000	471,334,000
Work in process	285,500,000	166,506,000
Property, plant and equpment, gross	7,008,449,000	6,340,537,000
Accumulated depreciation and amortization	4,218,147,000	3,766,015,000
Property, plant and equipment, net	2,790,302,000	2,574,522,000
Depreciation and amortization expense	565,100,000	559,000,000	551,700,000
Loss on asset disposals, net	$ 9,900,000	$ 10,700,000	$ 16,200,000
Buildings
Property, Plant and Equipment [Line Items]
Useful life	20
Leasehold and land improvements
Property, Plant and Equipment [Line Items]
Useful life - range maximum	30
Useful life - range minimum	1
Cell site equipment
Property, Plant and Equipment [Line Items]
Useful life - range maximum	25
Useful life - range minimum	6
Switching equipment
Property, Plant and Equipment [Line Items]
Useful life - range maximum	8
Useful life - range minimum	1
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Useful life - range maximum	5
Useful life - range minimum	3
Other operating equipment
Property, Plant and Equipment [Line Items]
Useful life - range maximum	25
Useful life - range minimum	5
System development
Property, Plant and Equipment [Line Items]
Useful life - range maximum	7
Useful life - range minimum	3

Asset Retirement Obligaion (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligation - beginning balance	$ 128,709	$ 118,742
Additional liabilities accrued	2,105	4,757
Revisions in estimated cash outflows	5,888	(1,382)
Disposition of assets	(1,323)	(2,086)
Accretion expense	8,023	8,678
Asset retirement obligation - ending balance	$ 143,402	$ 128,709

Debt, Revolving Credit Facilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Revolving credit
Maximum borrowing capacity	$ 300
Letters of credit outstanding	0.2
Letters of credit available for use	299.8
Commitment fees	0.41%
LIBOR	0.30%
Contractual spread	0.20%
Borrowing rate: One-month London InterBank Offered Rate ("LIBOR") plus contractual spread	0.50%	[1]
Range of commitment fees - minimum	0.20%	[2]
Range of commitment fees - maximum	0.45%	[2]
Fees recognized	1.2		3.8	5.9
Agreement date	December 2010
Maturity date	December 2015
Borrowing rate, description	Borrowings under the revolving credit facility bear interest at LIBOR plus a contractual spread based on U.S. Cellular’s credit rating or, at U.S. Cellular’s option, an alternate “Base Rate” as defined in the revolving credit agreement. U.S. Cellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by U.S. Cellular and approved by the lenders). If U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.
Revolving credit facility
Revolving credit
Debt issuance cost	$ 3.8

[1]	Borrowings under the revolving credit facility bear interest at LIBOR plus a contractual spread based on U.S. Cellular’s credit rating or, at U.S. Cellular’s option, an alternate “Base Rate” as defined in the revolving credit agreement. U.S. Cellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by U.S. Cellular and approved by the lenders). If U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.
[2]	The revolving credit facility has commitment fees based on the unsecured senior debt ratings assigned to U.S. Cellular by certain ratings agencies.

Debt, Fixed Rate Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Long term debt
Obligation on capital leases	$ 4,336,000		$ 4,385,000
Total long-term debt	880,447,000		868,042,000
Less: Current portion of long-term debt	127,000		101,000
Total long-term debt excluding current portion	880,320,000		867,941,000
6.95% Senior Notes
Long term debt
Interest rate on debt	6.95%	[1],[2]
Date of debt issuance	May 2011
Maturity date of debt issued	May 1, 2060
Call date of debt issued	May 1, 2016	[3]
Debt issuance cost	11,000,000
Long term debt	342,000,000	[1],[2]
7.5% Senior Notes
Long term debt
Interest rate on debt	7.50%	[1],[4]
Date of debt issuance	June 2004
Maturity date of debt issued	Jun 1, 2034
Call date of debt issued	Jun 1, 2009	[3]
Long term debt			330,000,000	[1],[4]
Debt redemption
Amount of debt redeemed	330,000,000
Date of debt redemption	June 20, 2011
Previously capitalized debt issuance cost recognized to interest expense	8,200,000
6.7% Senior Notes
Long term debt
Interest rate on debt	6.70%	[1]
Date of debt issuance	December 2003 and June 2004
Maturity date of debt issued	Dec 1, 2033
Call date of debt issued	Dec 1, 2003	[3]
Long term debt, face value	544,000,000		544,000,000
Unamortized discount	(9,889,000)		(10,343,000)
Long term debt	$ 534,111,000	[1]	$ 533,657,000	[1]

[1]	Interest on the 6.7% Senior Notes is payable semi-annually, and on the 6.95% Senior Notes is payable quarterly.
[2]	Capitalized debt issuance costs totaled $11.0 million and are being amortized over the life of the notes. Such issuance costs are included in Other assets and deferred charges.
[3]	U.S. Cellular may redeem the 6.95% Senior Notes, in whole or in part at any time after the call date, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest. U.S. Cellular may redeem the 6.7% Senior Notes, in whole or in part, at any time prior to maturity at a redemption price equal to the greater of (a) 100% of the principal amount of such notes, plus accrued and unpaid interest, or (b) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date on a semi-annual basis at the Treasury Rate plus 30 basis points.
[4]	On June 20, 2011, U.S. Cellular used substantially all of the net proceeds from the issuance of the 6.95% Senior Notes to redeem $330 million (the entire outstanding amount) of its unsecured 7.5% Senior Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest to the redemption date. This redemption required U.S. Cellular to write-off to interest expense $8.2 million of previously capitalized debt issuance costs related to the 7.5% Senior Notes in 2011.

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Operating leases	U.S. Cellular is a party to various lease agreements, both as lessee and lessor, for office space, retail store sites, cell sites and equipment which are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and calculated on a straight-line basis over the defined lease term.
Capital leases	U.S. Cellular accounts for certain lease agreements as capital leases. The short- and long-term portions of capital lease obligations totaled $0.1 million and $4.2 million, respectively, as of December 31, 2011, and $0.1 million and $4.3 million, respectively, as of December 31, 2010. The short- and long-term portions of capital lease obligations are included in Current portion of long-term debt and Long-term debt in the Consolidated Balance Sheet.
Short-term capital lease obligation	$ 127	$ 100
Long-term capital lease obligation	$ 4,209	$ 4,300

Commitments and Contingencies 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Operating Leases - Future Minimum Rental Payments
Operating Leases - Future Minimum Rental Payments 2012	$ 144,738
Operating Leases - Future Minimum Rental Payments 2013	124,623
Operating Leases - Future Minimum Rental Payments 2014	98,932
Operating Leases - Future Minimum Rental Payments 2015	80,187
Operating Leases - Future Minimum Rental Payments 2016	62,601
Operating Leases - Future Minimum Rental Payments After 2016	695,895
Operating Leases - Future Minimum Rental Payments Total	1,206,976
Operating Leases - Future Minimum Rental Receipts
Operating Leases - Future Minimum Rental Receipts 2012	37,699
Operating Leases - Future Minimum Rental Receipts 2013	31,165
Operating Leases - Future Minimum Rental Receipts 2014	25,286
Operating Leases - Future Minimum Rental Receipts 2015	16,497
Operating Leases - Future Minimum Rental Receipts 2016	6,710
Operating Leases - Future Minimum Rental Receipts After 2016	925
Operating Leases - Future Minimum Rental Receipts Total	118,282
Capital Leases - Future Minimum Rental Payments
Capital Leases - Future Minimum Rental Payments 2012	548
Capital Leases - Future Minimum Rental Payments 2013	564
Capital Leases - Future Minimum Rental Payments 2014	573
Capital Leases - Future Minimum Rental Payments 2015	582
Capital Leases - Future Minimum Rental Payments 2016	594
Capital Leases - Future Minimum Rental Payments After 2016	5,305
Capital Leases - Future Minimum Rental Payments Total	8,166
Less: Interest expense	(3,830)
Present value of minimum lease payments	4,336	4,385
Less: Current portion of obligations under capital leases	127	100
Long-term portion of obligations under capital leases	$ 4,209	$ 4,300

Commitments and Contingencies 3 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 171.6	$ 163.1	$ 155.7
Rent revenue	$ 39.2	$ 35.4	$ 31.8

Commitments and Contingencies 5 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Loss Contingency, Estimate [Abstract]
Accrual for legal proceedings and unasserted claims	$ 1.7	$ 1.5

Common Shareholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Repurchase program
Amount	$ 62,294	$ 52,827	$ 33,585
Common share repurchase authorization	On November 17, 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis. These purchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions. This authorization does not have an expiration date.
Treasury Shares
Repurchase program
Amount	62,294	52,827	33,585
Common Shares
Common stockholders' equity, other disclosures
Voting rights	25%
Repurchase program
Number of shares acquired	1,276,000	1,235,000	887,000
Average cost per share	$ 48.82	$ 42.76	$ 37.86
Amount	$ 62,294	$ 52,827	$ 33,585
Common share repurchase authorization	On November 17, 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis. These purchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions.
Repurchase authorization, additional number of shares	1,300,000
Repurchase expiration	This authorization does not have an expiration date.
Common Shares | 401(k)
Common stockholders' equity, other disclosures
Shares reserved	67,215
Common Shares | Treasury Shares
Common stockholders' equity, other disclosures
Shares reissued	286,211	241,954	147,414
Series A Common Shares
Common stockholders' equity, other disclosures
Voting rights	75%

Stock Based Compensation Overview, Expense and Valuation Model (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009
Stock based compensation
Stock-based compensation expense	$ 20,183,000	$ 18,044,000	$ 16,362,000
Income tax benefit	(7,581,000)	(6,812,000)	(6,154,000)
Total stock-based compensation expense, net of income taxes	12,602,000	11,232,000	10,208,000
Unrecognized compensation cost for all stock-based compensation awards	24,100,000
Weighted average period for recognition of unrecognized compensation cost for all stock-based compensation awards	2
Tax benefit from exercise of stock options and other awards	4,600,000
Employee Service Share-based Compensation, Policy for Issuing Shares upon Exercise	U.S. Cellular uses treasury stock to satisfy requirements for Common Shares issued pursuant to its various stock-based compensation plans.
System operations
Stock based compensation
Stock-based compensation expense	2,645,000	2,035,000	1,850,000
Selling, general and administrative expense
Stock based compensation
Stock-based compensation expense	17,538,000	16,009,000	14,512,000
2005 Long-Term Incentive Plan
Stock-based compensation, overview
Terms of Award	Under the U.S. Cellular 2005 Long-Term Incentive Plan, U.S. Cellular may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. At December 31, 2011, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, and deferred compensation stock unit awards.
2005 Long-Term Incentive Plan | Stock Options
Stock based compensation
Stock-based compensation expense	9,549,000	7,179,000	7,024,000
2005 Long-Term Incentive Plan | Restricted Stock Units
Stock based compensation
Stock-based compensation expense	10,037,000	10,056,000	8,640,000
2005 Long-Term Incentive Plan | Deferred Compensation Stock Units
Stock based compensation
Stock-based compensation expense	12,000	165,000	151,000
Employee Stock Purchase Plan
Stock based compensation
Stock-based compensation expense	255,000	314,000	241,000
Non-Employee Directors' Plan
Stock based compensation
Stock-based compensation expense	$ 330,000	$ 330,000	$ 306,000
Common Shares | 2005 Long-Term Incentive Plan
Stock based compensation
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	5,836,000
Common Shares | 2005 Long-Term Incentive Plan | Stock Options
Stock-based compensation, overview
Terms of Award	Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over a period of three years from the date of grant. Stock options outstanding at December 31, 2011 expire between 2012 and 2021. However, vested stock options typically expire 30 days after the effective date of an employee’s termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of U.S. Cellular Common Shares on the date of grant.
Black Scholes valuation model assumptions
Expected life	4.3		3.9
Expected life, minimum		0.9
Expected life, maximum		8
Expected annual volatility rate, minimum	43.40%	26.90%	40.30%
Expected annual volatility rate, maximum	44.80%	43.90%	44.20%
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate, minimum	0.70%	0.40%	1.20%
Risk-free interest rate, maximum	2.00%	3.10%	2.20%
Estimated annual forfeiture rate			6.90%
Estimated annual forfeiture rate, minimum	0.00%	0.00%
Estimated annual forfeiture rate, maximum	7.80%	8.40%
Common Shares | 2005 Long-Term Incentive Plan | Restricted Stock Units
Stock-based compensation, overview
Terms of Award	U.S. Cellular grants restricted stock unit awards, which generally vest after three years, to key employees. U.S. Cellular estimates the fair value of restricted stock units based on the closing market price of U.S. Cellular shares on the date of grant. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.
Common Shares | Employee Stock Purchase Plan
Stock-based compensation, overview
Terms of Award	The U.S. Cellular 2009 Employee Stock Purchase Plan became effective January 1, 2009. All remaining shares reserved under this plan were issued and the plan was terminated in the fourth quarter of 2011, in advance of its original termination date of December 31, 2013. Under this plan, eligible employees of U.S. Cellular and its subsidiaries could purchase a limited number of U.S. Cellular Common Shares on a quarterly basis. U.S. Cellular employees were also eligible to participate in the TDS Employee Stock Purchase Plan before this was terminated in the fourth quarter of 2011.
Common Shares | Non-Employee Directors' Plan
Stock based compensation
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	32,000

Stock Based Compensation Option Rollforward (Details) (Common Shares, 2005 Long-Term Incentive Plan, Stock Options, USD $)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009
Common Shares | 2005 Long-Term Incentive Plan | Stock Options
Stock compensation, stock option rollforward schedule, number of shares
Outstanding, begin of period	2,262,000	2,029,000	1,626,000
Exercisable options, begin of period	1,151,000	1,046,000	624,000
Granted options	595,000	831,000	748,000
Exercised options	(173,000)	(317,000)	(181,000)
Forfeited options	(72,000)	(88,000)	(130,000)
Expired options	(175,000)	(193,000)	(34,000)
Outstanding, end of period	2,437,000	2,262,000	2,029,000
Exercisable options, end of period	1,321,000	1,151,000	1,046,000
Stock compensation, stock option rollforward schedule, other information
Options outstanding, begin of period - weighted average exercise price	$ 49.12	$ 51.37	$ 57.15
Options exercisable, begin of period - weighted average exercise price	$ 54.64	$ 54.4	$ 51.56
Options granted, weighted average exercise price	$ 51.7	$ 41.98	$ 34.21
Options exercised, weighted average exercise price	$ 37.5	$ 38.6	$ 34.01
Options forfeited, weighted average exercise price	$ 45.97	$ 44.28	$ 47.98
Options expired, weighted average exercise price	$ 57.05	$ 61.5	$ 56.84
Options outstanding, end of period - weighted average exercise price	$ 50.1	$ 49.12	$ 51.37
Options exercisable, end of period - weighted average exercise price	$ 53.68	$ 54.64	$ 54.4
Options granted, weighted average grant date fair value	$ 19.42	$ 13.75	$ 11.75
Aggregate intrinsic value, options exercised	$ 2,099,000	$ 1,555,000	$ 821,000
Aggregate intrinsic value, options outstanding	4,423,000
Aggregate intrinsic value, options exercisable	$ 2,361,000
Weighted average remaining contractual life, outstanding	6.9
Weighted average remaining contractual life, exercisable	5.5

Stock Based Compensation Nonvested Shares and Other (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
2005 Long-Term Incentive Plan | Deferred Compensation Stock Units
Long-Term Incentive Plan, deferred compensation description
Deferred compensation arrangement description	Certain U.S. Cellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in U.S. Cellular Common Share stock units. The amount of U.S. Cellular’s matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in U.S. Cellular Common Share stock units.
Common Shares | 2005 Long-Term Incentive Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Nonvested stock units, begin of period - Number of shares	752,000
Granted number of shares	346,000
Vested number of shares	(189,000)
Forfeited number of shares	(64,000)
Nonvested stock units, end of period - Number of shares	845,000	752,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - begin of period weighted average grant date fair value	$ 42.69
Granted weighted average grant date fair value	$ 49.35	$ 42.21	$ 33
Vested weighted average grant date fair value	$ 55.93
Forfeited weighted average grant date fair value	$ 42.48
Nonvested stock units - end of period weighted average grant date fair value	$ 42.48	$ 42.69
Fair value of vested stock units	$ 9.5	$ 4.7	$ 4.2
Common Shares | 2005 Long-Term Incentive Plan | Deferred Compensation Stock Units
Stock based compensation, Nonvested shares weighted average grant date fair value
Granted weighted average grant date fair value	$ 48.72	$ 40.76	$ 33.58
Fair value of vested stock units	$ 0.1	$ 0.4	$ 0.1
Common Shares | Non-Employee Directors' Plan
Shares issued and granted under stock compensation plans
Shares issued	6,600	9,000	5,200

Supplemental Cash Flows (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Supplemental cash flow disclosures
Interest paid	$ 60,604		$ 59,049		$ 77,877
Income taxes paid (refunded)	(54,469)		53,050		36,863
Supplemental cash flows, stock based compensation
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	1,935		509		(82)
Common Shares
Supplemental cash flows, stock based compensation
Shares withheld	120,250	[1]	310,388	[1]	200,025	[1]
Aggregate value of shares withheld	5,952		13,527		7,622
Cash receipts upon exercise of stock options	5,447		3,574		1,572
Cash disbursements for payments of taxes	(3,512)	[2]	(3,065)	[2]	(1,654)	[2]
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	$ 1,935		$ 509		$ (82)

[1]	Such shares were withheld to cover the exercise price of stock options, if applicable, and required tax withholdings.
[2]	In certain situations, U.S. Cellular withholds shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting. U.S. Cellular then pays the amount of the required tax withholdings to the taxing authorities in cash.

Related Parties (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transactions [Abstract]
Billings to U.S. Cellular from TDS	$ 104.1	$ 107.5	$ 114.8
TDS
Related Party Transactions [Abstract]
Description of related transaction	U.S. Cellular is billed for all services it receives from TDS, pursuant to the terms of various agreements between it and TDS. These billings are included in U.S. Cellular's Selling, general and administrative expenses. Some of these agreements were established at a time prior to U.S. Cellular's initial public offering when TDS owned more than 90% of U.S. Cellular's outstanding capital stock and may not reflect terms that would be obtainable from an unrelated third party through arms-length negotiations. Billings from TDS to U.S. Cellular are based on expenses specifically identified to U.S. Cellular and on allocations of common expenses. Such allocations are based on the relationship of U.S. Cellular's assets, employees, investment in property, plant and equipment and expenses relative to all subsidiaries in the TDS consolidated group. Management believes the method TDS uses to allocate common expenses is reasonable and that all expenses and costs applicable to U.S. Cellular are reflected in its financial statements.

Certain Relationships and Related Transactions (Details) (Sidley Austin LLP, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sidley Austin LLP
Certain relationships and related transactions
Legal expense	$ 9.2	$ 9.8	$ 8.6
Description of related transaction	The following persons are partners of Sidley Austin LLP, the principal law firm of U.S. Cellular and its subsidiaries: Walter C.D. Carlson, a director of U.S. Cellular, a director and non-executive Chairman of the Board of Directors of TDS and a trustee and beneficiary of a voting trust that controls TDS; William S. DeCarlo, the General Counsel of TDS and an Assistant Secretary of TDS and certain subsidiaries of TDS; and Stephen P. Fitzell, the General Counsel of U.S. Cellular and TDS Telecommunications Corporation and an Assistant Secretary of U.S. Cellular and certain other subsidiaries of TDS. Walter C.D. Carlson does not provide legal services to TDS, U.S. Cellular or their subsidiaries.